UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jamie B. Ohl, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1.   Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.2% ††
Consumer Discretionary — 17.3%
16,986	Amazon.com, Inc. †	$3,672,883
600	Apollo Group, Inc., Class A †	23,766
100	AutoZone, Inc. †	31,919
200	Bally Technologies, Inc. †	5,396
3,080	Bed Bath & Beyond, Inc. †	176,515
18,510	Brinker International, Inc.	387,229
38,331	Burberry Group PLC ADR	1,418,247
13,400	CBS Corp., Class B	273,092
3,800	Chipotle Mexican Grill, Inc., Class A †	1,151,210
11,900	Coach, Inc.	616,777
41,935	Dick's Sporting Goods, Inc. †	1,403,145
7,789	DIRECTV, Class A †	329,085
4,700	Discovery Communications, Inc., Class C †	165,205
14,400	DISH Network Corp., Class A †	360,864
11,725	Dollar Tree, Inc. †	880,665
6,000	Expedia, Inc.	154,500
5,400	Fortune Brands, Inc.	292,032
20,600	Gap, Inc. (The)	334,544
25,669	Guess?, Inc.	731,310
6,020	Harley-Davidson, Inc.	206,666
5,400	International Game Technology	78,462
6,810	Interpublic Group of Cos., Inc. (The)	49,032
5,760	ITT Educational Services, Inc. †	331,661
68,040	Johnson Controls, Inc.	1,794,215
6,510	Kohl's Corp.	319,641
190	Las Vegas Sands Corp. †	7,285
14,050	Ltd. Brands, Inc.	541,065
17,400	Lululemon Athletica, Inc. †	846,510
4,300	Mattel, Inc.	111,327
25,948	McDonald's Corp.	2,278,753
700	News Corp., Class A	10,829
3,090	NIKE, Inc., Class B	264,226
3,890	Nordstrom, Inc.	177,695
7,000	Omnicom Group, Inc.	257,880
1,100	PetSmart, Inc.	46,915
3,935	priceline.com, Inc. †	1,768,625
1,000	PVH Corp.	58,240
15,000	Scripps Networks Interactive, Inc., Class A	557,550
5,708	Starbucks Corp.	212,851
24,180	Starwood Hotels & Resorts Worldwide, Inc.	938,668
8,464	Tiffany & Co.	514,780
700	Time Warner Cable, Inc., Class A	43,869
31,876	TJX Cos., Inc.	1,768,162
1,900	Tractor Supply Co.	118,845
1,800	Ulta Salon Cosmetics & Fragrance, Inc. †	112,014
3,571	Urban Outfitters, Inc. †	79,705
6,300	Virgin Media, Inc.	153,405
32,050	Walt Disney Co. (The)	966,628
2,320	Weight Watchers International, Inc.	135,140
1,010	Wynn Resorts, Ltd.	116,231
		27,275,259
Consumer Staples — 10.3%
8,098	Avon Products, Inc.	158,721
21,827	British American Tobacco PLC ADR	1,849,402
23,103	Coca-Cola Co. (The)	1,560,839
19,700	Coca-Cola Enterprises, Inc.	490,136
16,551	Colgate-Palmolive Co.	1,467,743
21,724	Constellation Brands, Inc., Class A †	391,032
6,998	Costco Wholesale Corp.	574,676

Shares		Value
Consumer Staples — 10.3% (continued)
13,142	Diageo PLC ADR	$997,872
14,480	Estee Lauder Cos., Inc. (The), Class A	1,271,923
4,048	Green Mountain Coffee Roasters, Inc. †	376,221
9,500	Hansen Natural Corp. †	829,255
7,670	Herbalife, Ltd.	411,112
4,700	Lorillard, Inc.	520,290
15,990	Mead Johnson Nutrition Co., Class A	1,100,592
8,046	PepsiCo, Inc.	498,047
36,236	Philip Morris International, Inc.	2,260,401
4,700	Procter & Gamble Co. (The)	296,946
2,100	Sysco Corp.	54,390
18,897	Wal-Mart Stores, Inc.	980,754
1,490	Whole Foods Market, Inc.	97,312
		16,187,664
Energy — 8.3%
28,197	Anadarko Petroleum Corp.	1,777,821
1,460	Brigham Exploration Co. †	36,880
3,490	Cabot Oil & Gas Corp.	216,066
24,450	Cameron International Corp. †	1,015,653
88,791	Cobalt International Energy, Inc. †	684,579
5,100	Concho Resources, Inc. †	362,814
597	Continental Resources, Inc. †	28,877
3,380	Core Laboratories NV	303,625
3,600	Dresser-Rand Group, Inc. †	145,908
37,118	Exxon Mobil Corp.	2,695,880
14,623	Hess Corp.	767,122
601	Murphy Oil Corp.	26,540
7,995	Noble Energy, Inc.	566,046
11,100	Occidental Petroleum Corp.	793,650
5,500	Oceaneering International, Inc.	194,370
1,400	Oil States International, Inc. †	71,288
19,300	Quicksilver Resources, Inc. †	146,294
19,380	Schlumberger, Ltd.	1,157,568
630	SEACOR Holdings, Inc.	50,532
2,700	SM Energy Co.	163,755
3,020	Superior Energy Services, Inc. †	79,245
4,900	Tidewater, Inc.	206,045
130,737	Weatherford International, Ltd. †	1,596,299
1,390	Whiting Petroleum Corp. †	48,761
		13,135,618
Financials — 3.3%
40,250	CB Richard Ellis Group, Inc., Class A †	541,765
8,520	CBOE Holdings, Inc.	208,484
100	CME Group, Inc., Class A	24,640
1,800	Franklin Resources, Inc.	172,152
12,360	Goldman Sachs Group, Inc. (The)	1,168,638
1,300	IntercontinentalExchange, Inc. †	153,738
78	Marsh & McLennan Cos., Inc.	2,070
5,500	People's United Financial, Inc.	62,700
300	Public Storage	33,405
500	Ventas, Inc.	24,700
30,059	Visa, Inc., Class A	2,576,658
6,500	Waddell & Reed Financial, Inc., Class A	162,565
2,670	Washington Federal, Inc.	34,016
		5,165,531
Health Care — 14.5%
13,550	Abbott Laboratories	692,947
23,920	Alexion Pharmaceuticals, Inc. †	1,532,315
22,433	Allergan, Inc.	1,848,031
7,120	Amylin Pharmaceuticals, Inc. †	65,718
1,900	Baxter International, Inc.	106,666
3,268	Becton Dickinson and Co.	239,610
9,919	Biogen Idec, Inc. †	923,955
490	BioMarin Pharmaceutical, Inc. †	15,616

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 14.5% (continued)
27,760	Bristol-Myers Squibb Co.	$871,109
100	Celgene Corp. †	6,192
2,600	Cerner Corp. †	178,152
13,684	Cooper Cos., Inc. (The)	1,083,089
1,990	Covance, Inc. †	90,446
1,858	DENTSPLY International, Inc.	57,022
5,230	Edwards Lifesciences Corp. †	372,794
33,717	Express Scripts, Inc., Class A †	1,249,889
4,600	Forest Laboratories, Inc. †	141,634
69,567	Gilead Sciences, Inc. †	2,699,200
314	IDEXX Laboratories, Inc. †	21,657
408	Intuitive Surgical, Inc. †	148,626
21,158	Johnson & Johnson	1,347,976
1,117	Laboratory Corp. of America Holdings †	88,299
1,390	LifePoint Hospitals, Inc. †	50,930
44,718	Medco Health Solutions, Inc. †	2,096,827
10,361	Mednax, Inc. †	649,013
700	Mettler-Toledo International, Inc. †	97,972
52,448	Myriad Genetics, Inc. †	982,875
37,960	NuVasive, Inc. †	647,977
4,393	Patterson Cos., Inc.	125,771
16,950	Perrigo Co.	1,646,014
5,880	Pharmaceutical Product Development, Inc.	150,881
1,900	Pharmasset, Inc. †	156,503
970	Regeneron Pharmaceuticals, Inc. †	56,454
766	ResMed, Inc. †	22,053
5,770	SXC Health Solutions Corp. †	321,389
3,046	Techne Corp.	207,158
13,860	Tenet Healthcare Corp. †	57,242
1,670	United Therapeutics Corp. †	62,608
2,513	Vertex Pharmaceuticals, Inc. †	111,929
25,061	WellPoint, Inc.	1,635,982
		22,860,521
Industrials — 11.1%
5,483	3M Co.	393,625
5,232	Alliant Techsystems, Inc.	285,196
9,405	Boeing Co. (The)	569,097
19,325	Caterpillar, Inc.	1,426,958
870	CH Robinson Worldwide, Inc.	59,569
5,600	Crane Co.	199,864
3,460	Cummins, Inc.	282,543
2,800	Deere & Co.	180,796
300	Donaldson Co., Inc.	16,440
2,000	Emerson Electric Co.	82,620
20,200	Expeditors International of Washington, Inc.	819,110
26,800	Fastenal Co.	891,904
300	FedEx Corp.	20,304
23,677	Fluor Corp.	1,102,164
33,960	General Dynamics Corp.	1,931,984
6,620	Graco, Inc.	226,007
1,100	Honeywell International, Inc.	48,301
126	Illinois Tool Works, Inc.	5,241
6,890	JB Hunt Transport Services, Inc.	248,867
2,600	Joy Global, Inc.	162,188
4,100	KAR Auction Services, Inc. †	49,651
4,211	Landstar System, Inc.	166,587
1,100	Lincoln Electric Holdings, Inc.	31,911
1,300	Norfolk Southern Corp.	79,326
14,150	Polypore International, Inc. †	799,758
300	Regal-Beloit Corp.	13,614
77,649	Robert Half International, Inc.	1,647,712
33,843	Rockwell Automation, Inc.	1,895,208
46,045	Terex Corp. †	472,422

Shares		Value
Industrials — 11.1% (continued)
55,361	Textron, Inc.	$976,568
1,632	Toro Co. (The)	80,409
900	TransDigm Group, Inc. †	73,503
11,250	Union Pacific Corp.	918,788
6,430	United Parcel Service, Inc., Class B	406,054
15,760	Verisk Analytics, Inc., Class A †	547,975
10,130	WESCO International, Inc. †	339,862
		17,452,126
Information Technology — 27.6%
39,507	Acme Packet, Inc. †	1,682,603
3,799	Altera Corp.	119,782
5,510	ANSYS, Inc. †	270,210
28,858	Apple, Inc. †	11,000,092
29,400	ARM Holdings PLC ADR	749,700
1,570	Atmel Corp. †	12,670
18,617	Baidu, Inc. ADR †	1,990,343
4,379	BMC Software, Inc. †	168,854
61,814	Broadcom Corp., Class A	2,057,788
22,800	Citrix Systems, Inc. †	1,243,284
27,100	Cognizant Technology Solutions Corp., Class A †	1,699,170
2,150	Cypress Semiconductor Corp.	32,186
26,400	Dell, Inc. †	373,560
58,100	EMC Corp. †	1,219,519
270	Equinix, Inc. †	23,984
5,200	F5 Networks, Inc. †	369,460
1,100	Factset Research Systems, Inc.	97,867
200	First Solar, Inc. †	12,642
9,096	Google, Inc., Class A †	4,678,800
19,110	IAC/InterActive Corp. †	755,801
34,560	Intel Corp.	737,165
19,003	International Business Machines Corp.	3,326,095
140	KLA-Tencor Corp.	5,359
1,750	Lexmark International, Inc., Class A †	47,303
580	Mastercard, Inc., Class A	183,953
49,465	Microsoft Corp.	1,231,184
5,847	NeuStar, Inc., Class A †	146,994
11,617	Novellus Systems, Inc. †	316,679
23,563	OpenTable, Inc. †	1,084,134
29,992	Oracle Corp.	861,970
7,700	Paychex, Inc.	203,049
100,807	QUALCOMM, Inc.	4,902,245
4,048	Salesforce.com, Inc. †	462,606
610	Tech Data Corp. †	26,370
1,001	Texas Instruments, Inc.	26,677
1,800	VeriSign, Inc.	51,498
84,129	Western Union Co. (The)	1,286,332
		43,457,928
Materials — 5.7%
2,100	Air Products & Chemicals, Inc.	160,377
3,250	Cabot Corp.	80,535
4,590	CF Industries Holdings, Inc.	566,360
2,390	Compass Minerals International, Inc.	159,604
1,600	Cytec Industries, Inc.	56,224
620	Domtar Corp.	42,265
36,519	Dow Chemical Co. (The)	820,217
55,331	Freeport-McMoRan Copper & Gold, Inc.	1,684,829
4,900	Greif, Inc., Class A	210,161
17,220	Intrepid Potash, Inc. †	428,261
20,841	Monsanto Co.	1,251,294
27,135	Mosaic Co.	1,328,801
9,670	Newmont Mining Corp.	608,243
4,100	Packaging Corp. of America	95,530
16,300	Potash Corp. of Saskatchewan, Inc.	704,486

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Materials — 5.7% (continued)
6,800	Praxair, Inc.	$635,664
1,100	Royal Gold, Inc.	70,466
		8,903,317
Telecommunication Services — 0.1%
4,210	Verizon Communications, Inc.	154,928

Utilities — 0.0%
200	National Fuel Gas Co.	9,736

Total Common Stock (Cost $142,939,398)		154,602,628

SHORT-TERM INVESTMENT — 1.8%
2,804,002	Northern Institutional Government Select 0.01% (a)	2,804,002

Total Short-Term Investment (Cost $2,804,002)		2,804,002

Total Investments — 100.0%
(Cost $145,743,400)‡		157,406,630
Other Assets & Liabilities, Net — 0.0%		(51,818)

NET ASSETS — 100.0%		$157,354,812

ADR — American Depositary Receipt
PLC— Public Limited Company

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.

‡	At September 30, 2011, the tax basis cost of the Portfolio's investments was $145,743,400, and the unrealized appreciation and depreciation were $25,496,884 and $(13,833,654) respectively.
(a)	Rate shown is the 7-day effective yield as of September 30, 2011.

As of September 30, 2011, all of the Portfolio’s investments were considered Level 1.

For the period ended September 30, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements

WIL-QH-001-0600

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.1% ††
Consumer Discretionary — 11.9%
3,025	Apollo Group, Inc., Class A †	$119,820
105	Blyth, Inc.	5,822
5,200	CBS Corp., Class B	105,976
1,494	CSS Industries, Inc.	24,920
6,785	Dillard's, Inc., Class A	295,012
7,058	DIRECTV, Class A †	298,200
1,242	DISH Network Corp., Class A †	31,125
5,307	Exceed Co., Ltd. †	21,652
448	Flexsteel Industries, Inc.	6,711
4,300	Foot Locker, Inc.	86,387
3,900	Fortune Brands, Inc.	210,912
596	General Motors Co. †	12,027
1,700	Harley-Davidson, Inc.	58,361
2,665	ITT Educational Services, Inc. †	153,451
9,825	J.C. Penney Co., Inc.	263,113
3,340	Jakks Pacific, Inc.	63,293
3,025	Lear Corp.	129,773
6,600	Macy's, Inc.	173,712
12,731	Multimedia Games, Inc. †	51,433
7,950	Omnicom Group, Inc.	292,878
5,266	Polaris Industries, Inc.	263,142
900	PVH Corp.	52,416
172	Quiksilver, Inc. †	525
1,700	Signet Jewelers, Ltd.	57,460
3,588	Standard Motor Products, Inc.	46,536
28,000	Staples, Inc.	372,400
3,000	Viacom, Inc., Class B	116,220
1,700	Wyndham Worldwide Corp.	48,467
344	Wynn Resorts, Ltd.	39,588
		3,401,332
Consumer Staples — 5.8%
11,987	Avon Products, Inc.	234,945
3,000	CVS Caremark Corp.	100,740
900	Herbalife, Ltd.	48,240
3,324	Lorillard, Inc.	367,967
7,275	Molson Coors Brewing Co., Class B	288,162
5,808	Philip Morris International, Inc.	362,303
359	Schiff Nutrition International, Inc. †	3,978
12,228	Smithfield Foods, Inc. †	238,446
		1,644,781
Energy — 13.9%
975	Anadarko Petroleum Corp.	61,474
775	Apache Corp.	62,186
9,405	BP PLC ADR	339,238
11,950	Chevron Corp.	1,105,614
8,911	ConocoPhillips	564,244
5,300	Denbury Resources, Inc. †	60,950
10,157	Exxon Mobil Corp.	737,703
12,971	Marathon Petroleum Corp.	350,995
2,350	National Oilwell Varco, Inc.	120,367
1,100	Oil States International, Inc. †	56,012
2,575	Royal Dutch Shell PLC ADR, Class B	159,779
4,611	Royal Dutch Shell PLC ADR, Class A	283,669
3,382	Valero Energy Corp.	60,132
		3,962,363
Financials — 25.0%
3,276	ACE, Ltd.	198,526
1,800	Aflac, Inc.	62,910
13,925	Allstate Corp. (The)	329,883

Shares		Value
Financials — 25.0% (continued)
4,414	American Equity Investment Life Holding Co.	$38,622
7,117	American Express Co.	319,554
9,000	American International Group, Inc. †	197,550
22,296	Annaly Capital Management, Inc.	370,782
10,150	Axis Capital Holdings, Ltd.	263,291
18,250	Bank of America Corp.	111,690
2,400	Calamos Asset Management, Inc., Class A	24,024
11,403	Capital One Financial Corp.	451,901
2,833	Cash America International, Inc.	144,936
13,470	Citigroup, Inc.	345,101
2,855	CNO Financial Group, Inc. †	15,446
1,097	Commerce Bancshares, Inc.	38,121
1,246	Diamond Hill Investment Group, Inc.	86,460
23,029	Discover Financial Services	528,285
12,714	Fidelity National Financial, Inc., Class A	192,999
10,100	Fifth Third Bancorp	102,010
1,825	Franklin Resources, Inc.	174,543
2,575	Goldman Sachs Group, Inc. (The)	243,466
7,400	Huntington Bancshares, Inc.	35,520
1,316	Interactive Brokers Group, Inc., Class A	18,332
14,925	JPMorgan Chase & Co.	449,541
57,580	KeyCorp	341,449
2,000	Lincoln National Corp.	31,260
3,700	Marsh & McLennan Cos., Inc.	98,198
7,500	MetLife, Inc.	210,075
11,800	Morgan Stanley	159,300
8,004	PNC Financial Services Group, Inc.	385,713
2,550	Prudential Financial, Inc.	119,493
5,582	Reinsurance Group of America, Inc., Class A	256,493
850	SL Green Realty Corp.	49,428
6,200	SLM Corp.	77,190
5,325	State Street Corp.	171,252
2,814	Travelers Cos., Inc. (The)	137,126
22,575	UBS AG	258,032
400	Visa, Inc., Class A	34,288
3,300	XL Group PLC, Class A	62,040
		7,134,830
Health Care — 11.8%
5,300	Abbott Laboratories	271,042
8,647	Aetna, Inc.	314,319
1,500	Biogen Idec, Inc. †	139,725
3,200	Bristol-Myers Squibb Co.	100,416
1,960	CIGNA Corp.	82,202
11,722	Eli Lilly & Co.	433,362
1,170	Humana, Inc.	85,094
1,200	McKesson Corp.	87,240
9,060	Merck & Co., Inc.	296,353
45,878	Pfizer, Inc.	811,123
15,783	UnitedHealth Group, Inc.	727,912
700	Zimmer Holdings, Inc. †	37,450
		3,386,238
Industrials — 8.7%
1,350	Caterpillar, Inc.	99,684
813	Consolidated Graphics, Inc. †	29,699
825	Cummins, Inc.	67,370
1,900	Eaton Corp.	67,450
13,100	General Electric Co.	199,644
6,800	Hertz Global Holdings, Inc. †	60,520
1,279	Huntington Ingalls Industries, Inc. †	31,118
2,200	KBR, Inc.	51,986

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 8.7% (continued)
4,100	L-3 Communications Holdings, Inc., Class 3	$254,077
22	Layne Christensen Co. †	508
3,806	Lockheed Martin Corp.	276,468
23,275	Masco Corp.	165,718
15,934	Northrop Grumman Corp.	831,117
1,200	Owens Corning †	26,016
354	Standard Register Co. (The)	896
2,000	Timken Co.	65,640
100	Tredegar Corp.	1,483
700	Tyco International, Ltd.	28,525
7,494	URS Corp. †	222,272
		2,480,191
Information Technology — 9.2%
1,400	Accenture PLC, Class A	73,752
19,900	Alcatel-Lucent ADR †	56,317
969	Apple, Inc. †	369,363
12,000	Atmel Corp. †	96,840
1,500	Broadcom Corp., Class A	49,935
14,575	CA, Inc.	282,901
2,300	Computer Sciences Corp.	61,755
9,931	Cray, Inc. †	52,734
16,975	Dell, Inc. †	240,196
252	Dynamics Research Corp. †	2,248
2,000	Electronic Arts, Inc. †	40,900
4,500	EMC Corp. †	94,455
20,400	Hewlett-Packard Co.	457,980
14	Hutchinson Technology, Inc. †	27
632	International Business Machines Corp.	110,619
662	Lexmark International, Inc., Class A †	17,894
8,398	Microsoft Corp.	209,026
90	PRGX Global, Inc. †	425
8,900	Symantec Corp. †	145,070
7,400	TE Connectivity, Ltd.	208,236
600	Vishay Intertechnology, Inc. †	5,016
42	Vishay Precision Group, Inc. †	554
2,300	Western Digital Corp. †	59,156
		2,635,399
Materials — 5.5%
1,250	Agrium, Inc.	83,325
5,100	Alcoa, Inc.	48,807
480	Buckeye Technologies, Inc.	11,573
275	CF Industries Holdings, Inc.	33,932
5,447	Domtar Corp.	371,322
11,800	Freeport-McMoRan Copper & Gold, Inc.	359,310
3,500	Huntsman Corp.	33,845
897	KapStone Paper and Packaging Corp. †	12,459
900	Mosaic Co.	44,073
4,467	Noranda Aluminum Holding Corp. †	37,299
1,097	PH Glatfelter Co.	14,492
4,475	PPG Industries, Inc.	316,204
2,850	Sherwin-Williams Co. (The)	211,812
		1,578,453
Telecommunication Services — 3.0%
20,751	AT&T, Inc.	591,819
13,046	Telephone & Data Systems, Inc.	277,227
		869,046
Utilities — 4.3%
11,338	Ameren Corp.	337,532
3,100	American Water Works Co., Inc.	93,558
5,200	Edison International	198,900
2,275	Entergy Corp.	150,810

Shares		Value
Utilities — 4.3% (continued)
1,828	Exelon Corp.	$77,891
4,400	FirstEnergy Corp.	197,604
2,400	NiSource, Inc.	51,312
916	Pepco Holdings, Inc.	17,331
1,612	Portland General Electric Co.	38,188
2,000	PPL Corp.	57,080
		1,220,206
Total Common Stock (Cost $29,794,254)		28,312,839

SHORT-TERM INVESTMENT — 0.9%
260,917	Northern Institutional Government Select 0.01% (a)	260,917

Total Short-Term Investment (Cost $260,917)		260,917

Total Investments — 100.0%
(Cost $30,055,171)‡		28,573,756
Other Assets & Liabilities, Net — 0.0%		(6,876)

NET ASSETS — 100.0%		$28,566,880

ADR — American Depositary Receipt
PLC— Public Limited Company

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
‡	At September 30, 2011, the tax basis cost of the Portfolio's investments was $30,055,171, and the unrealized appreciation and depreciation were $2,090,895 and $(3,572,310) respectively.
(a)	Rate shown is the 7-day effective yield as of September 30, 2011.

As of September 30, 2011, all of the Portfolio’s investments were considered Level 1.

For the period ended September 30, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements

WIL-QH-001-0600

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.4% ††
Consumer Discretionary — 12.9%
1,200	AFC Enterprises, Inc. †	$14,196
100	American Public Education, Inc. †	3,400
100	America's Car-Mart, Inc. †	2,902
7,673	Ameristar Casinos, Inc.	123,151
222	ANN, Inc. †	5,070
1,125	Ascena Retail Group, Inc. †	30,454
1,962	Blue Nile, Inc. †	69,219
593	Brunswick Corp.	8,326
400	Buckle, Inc. (The)	15,384
753	Cabela's, Inc. †	15,429
452	Cheesecake Factory, Inc. (The) †	11,142
300	Cherokee, Inc.	3,855
397	Coinstar, Inc. †	15,880
900	Cost Plus, Inc. †	5,670
1,511	Cracker Barrel Old Country Store, Inc.	60,561
1,698	Crocs, Inc. †	40,192
297	Dana Holding Corp. †	3,119
238	Domino's Pizza, Inc. †	6,485
448	Ethan Allen Interiors, Inc.	6,097
1,217	Express, Inc.	24,693
200	Finish Line, Inc. (The), Class A	3,998
400	Global Sources, Ltd. †	2,708
800	Hibbett Sports, Inc. †	27,112
358	HSN, Inc.	11,861
751	Iconix Brand Group, Inc. †	11,866
600	iRobot Corp. †	15,096
157	JOS A Bank Clothiers, Inc. †	7,321
208	Modine Manufacturing Co. †	1,884
500	Monro Muffler Brake, Inc.	16,485
1,635	Overstock.com, Inc. †	15,156
200	Polaris Industries, Inc.	9,994
100	Rue21, Inc. †	2,269
600	Scholastic Corp.	16,818
1,200	Select Comfort Corp. †	16,764
400	Shutterfly, Inc. †	16,472
119	Six Flags Entertainment Corp.	3,299
1,238	Sotheby's	34,132
1,300	Sturm Ruger & Co., Inc.	33,774
1,806	Tenneco, Inc. †	46,252
300	True Religion Apparel, Inc. †	8,088
100	Vera Bradley, Inc. †	3,605
206	Warnaco Group, Inc. (The) †	9,494
100	Zumiez, Inc. †	1,751
		781,424
Consumer Staples — 4.2%
296	Boston Beer Co., Inc., Class A †	21,519
2,604	Darling International, Inc. †	32,785
100	Medifast, Inc. †	1,615
1,600	Nature's Sunshine Products, Inc. †	22,528
1,252	Nu Skin Enterprises, Inc., Class A	50,731
300	Omega Protein Corp. †	2,724
100	Pricesmart, Inc.	6,232
900	Revlon, Inc., Class A †	11,088
452	Ruddick Corp.	17,624
1,600	Smart Balance, Inc. †	9,440
1,524	Susser Holdings Corp. †	30,373
450	TreeHouse Foods, Inc. †	27,828
600	USANA Health Sciences, Inc. †	16,500
		250,987
Energy — 9.0%
511	Apco Oil and Gas International, Inc.	38,029
245	Approach Resources, Inc. †	4,163
295	Berry Petroleum Co., Class A	10,437

Shares		Value
Energy — 9.0% (continued)
573	Callon Petroleum Co. †	$2,218
297	Clayton Williams Energy, Inc. †	12,715
1,348	Complete Production Services, Inc. †	25,410
1,055	Crosstex Energy, Inc.	14,221
1,852	CVR Energy, Inc. †	39,151
297	Dril-Quip, Inc. †	16,011
1,814	Energy XXI Bermuda, Ltd. †	38,910
2,600	Evolution Petroleum Corp. †	18,356
500	Global Geophysical Services, Inc. †	3,985
246	Golar LNG, Ltd.	7,818
400	Gulfmark Offshore, Inc., Class A †	14,536
293	Gulfport Energy Corp. †	7,085
297	Lufkin Industries, Inc.	15,803
1,600	Mitcham Industries, Inc. †	17,920
2,418	Newpark Resources, Inc. †	14,726
1,206	Northern Oil and Gas, Inc. †	23,384
164	Oasis Petroleum, Inc. †	3,662
2,846	Petroquest Energy, Inc. †	15,653
1,212	Rosetta Resources, Inc. †	41,475
955	Swift Energy Co. †	23,245
128	Vaalco Energy, Inc. †	622
878	W&T Offshore, Inc.	12,081
2,083	Western Refining, Inc. †	25,954
149	Willbros Group, Inc. †	621
2,990	World Fuel Services Corp.	97,623
		545,814
Financials — 2.8%
400	Advance America Cash Advance Centers, Inc.	2,944
2,717	American Equity Investment Life Holding Co.	23,774
237	Bank of Marin Bancorp	7,831
503	Credit Acceptance Corp. †	32,308
100	Diamond Hill Investment Group, Inc.	6,939
685	FPIC Insurance Group, Inc. †	28,660
948	Hatteras Financial Corp.	23,852
128	Hudson Valley Holding Corp.	2,231
343	National Health Investors, Inc.	14,450
59	ProAssurance Corp.	4,249
605	SVB Financial Group †	22,385
		169,623
Health Care — 25.3%
539	Accretive Health, Inc. †	11,443
159	Acorda Therapeutics, Inc. †	3,174
298	Air Methods Corp. †	18,974
2,255	Akorn, Inc. †	17,612
414	Alkermes PLC †	6,318
439	AMERIGROUP Corp. †	17,125
61	Amsurg Corp., Class A †	1,373
1,101	Ariad Pharmaceuticals, Inc. †	9,678
1,056	Arthrocare Corp. †	30,381
1,214	athenahealth, Inc. †	72,294
298	AVEO Pharmaceuticals, Inc. †	4,586
1,506	Bio-Reference Labs, Inc. †	27,725
270	Catalyst Health Solutions, Inc. †	15,576
906	Centene Corp. †	25,975
2,068	Cepheid, Inc. †	80,301
940	Chemed Corp.	51,662
60	Computer Programs & Systems, Inc.	3,969
567	Corvel Corp. †	24,098
1,266	Cubist Pharmaceuticals, Inc. †	44,715
291	Depomed, Inc. †	1,571
2,752	Emergent Biosolutions, Inc. †	42,463
1,683	Enzon Pharmaceuticals, Inc. †	11,848
378	Haemonetics Corp. †	22,106

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 25.3% (continued)
603	HealthSouth Corp. †	$9,003
2,366	Healthspring, Inc. †	86,264
500	HealthStream, Inc. †	6,415
1,902	HMS Holdings Corp. †	46,390
100	Incyte Corp., Ltd. †	1,397
1,612	Jazz Pharmaceuticals, Inc. †	66,930
376	LHC Group, Inc. †	6,415
651	Magellan Health Services, Inc. †	31,443
6,000	Maxygen, Inc.	32,820
821	Medicines Co. (The) †	12,216
1,295	Medicis Pharmaceutical Corp., Class A	47,242
1,055	Medidata Solutions, Inc. †	17,344
300	Medivation, Inc. †	5,094
1,504	Meridian Bioscience, Inc.	23,673
2,718	Momenta Pharmaceuticals, Inc. †	31,257
63	Neogen Corp. †	2,187
3,278	Neurocrine Biosciences, Inc. †	19,602
101	NuVasive, Inc. †	1,724
1,041	NxStage Medical, Inc. †	21,715
1,268	Obagi Medical Products, Inc. †	11,501
821	Omnicell, Inc. †	11,314
226	Onyx Pharmaceuticals, Inc. †	6,782
674	Par Pharmaceutical Cos., Inc. †	17,942
7,720	PDL BioPharma, Inc.	42,846
112	Pernix Therapeutics Holdings †	988
125	PSS World Medical, Inc. †	2,461
493	Quality Systems, Inc.	47,821
2,130	Questcor Pharmaceuticals, Inc. †	58,064
1,796	Salix Pharmaceuticals, Ltd. †	53,162
600	Sciclone Pharmaceuticals, Inc. †	2,286
1,381	Select Medical Holdings Corp. †	9,211
719	Sirona Dental Systems, Inc. †	30,493
251	Skilled Healthcare Group, Inc., Class A †	906
3,394	Spectrum Pharmaceuticals, Inc. †	25,896
449	Staar Surgical Co. †	3,502
790	STERIS Corp.	23,123
1,215	Targacept, Inc. †	18,225
7,019	Team Health Holdings, Inc. †	115,252
184	Transcend Services, Inc. †	4,147
962	Viropharma, Inc. †	17,383
162	WellCare Health Plans, Inc. †	6,153
119	West Pharmaceutical Services, Inc.	4,415
		1,527,971
Industrials — 13.9%
1,730	3D Systems Corp. †	24,203
260	AAR Corp.	4,334
417	Acacia Research-Acacia Technologies †	15,008
1,353	Actuant Corp., Class A	26,722
160	Advisory Board Co. (The) †	10,325
1,053	Aircastle, Ltd.	10,024
200	Allegiant Travel Co., Class A †	9,426
1,637	Altra Holdings, Inc. †	18,940
160	American Science & Engineering, Inc.	9,768
1,700	APAC Customer Services, Inc. †	14,484
750	Astec Industries, Inc. †	21,960
164	Belden, Inc.	4,230
1,805	Blount International, Inc. †	24,115
640	Brady Corp., Class A	16,915
419	Briggs & Stratton Corp.	5,661
59	Chart Industries, Inc. †	2,488
2,522	Coleman Cable, Inc. †	21,336
1,348	Deluxe Corp.	25,073
138	DigitalGlobe, Inc. †	2,682
2,707	DXP Enterprises, Inc. †	50,973
595	Encore Wire Corp.	12,245
563	HEICO Corp.	27,722

Shares		Value
Industrials — 13.9% (continued)
1,789	Hexcel Corp. †	$39,644
500	Huron Consulting Group, Inc. †	15,565
1,168	Insperity, Inc.	25,988
141	Interface, Inc., Class A	1,672
430	Kaman Corp.	11,975
161	Middleby Corp. †	11,344
1,721	Miller Industries, Inc.	29,859
1,581	Mine Safety Appliances Co.	42,624
3,160	Mistras Group, Inc. †	55,490
292	Mueller Industries, Inc.	11,268
898	Pike Electric Corp. †	6,079
360	Polypore International, Inc. †	20,347
159	RBC Bearings, Inc. †	5,405
142	Rush Enterprises, Inc., Class A †	2,011
135	Standard Parking Corp. †	2,111
619	Sun Hydraulics Corp.	12,615
1,496	TAL International Group, Inc.	37,310
1,495	Tennant Co.	52,878
597	Textainer Group Holdings, Ltd.	12,107
418	Titan International, Inc.	6,270
102	Tredegar Corp.	1,513
139	Trimas Corp. †	2,064
1,900	Viad Corp.	32,262
296	Watsco, Inc.	15,126
1,048	Woodward Governor Co.	28,715
		840,876
Information Technology — 22.4%
175	Acme Packet, Inc. †	7,453
298	ADTRAN, Inc.	7,885
1,349	Advent Software, Inc. †	28,127
1,051	Ancestry.com, Inc. †	24,699
459	Anixter International, Inc.	21,775
620	Aruba Networks, Inc. †	12,964
130	Aspen Technology, Inc. †	1,985
760	Blackbaud, Inc.	16,925
159	Blackboard, Inc. †	7,101
1,015	Brightpoint, Inc. †	9,348
479	Cabot Microelectronics Corp. †	16,473
1,020	CACI International, Inc., Class A †	50,939
1,062	Cardtronics, Inc. †	24,341
977	Cirrus Logic, Inc. †	14,401
296	Coherent, Inc. †	12,716
296	CommVault Systems, Inc. †	10,970
300	Constant Contact, Inc. †	5,187
743	CSG Systems International, Inc. †	9,392
234	Cymer, Inc. †	8,700
1,538	Daktronics, Inc.	13,196
163	DTS, Inc. †	4,047
448	Echo Global Logistics, Inc. †	5,958
839	Entegris, Inc. †	5,353
455	Euronet Worldwide, Inc. †	7,162
200	Fair Isaac Corp.	4,366
79	FARO Technologies, Inc. †	2,493
445	FEI Co. †	13,332
2,661	GT Advanced Technologies, Inc. †	18,680
1,784	Heartland Payment Systems, Inc.	35,180
121	Hittite Microwave Corp. †	5,892
1,265	Insight Enterprises, Inc. †	19,152
100	InterDigital, Inc.	4,658
125	IPG Photonics Corp. †	5,430
3,259	j2 Global Communications, Inc.	87,667
164	Jack Henry & Associates, Inc.	4,753
500	Keynote Systems, Inc.	10,565
160	Littelfuse, Inc.	6,434
3,795	LivePerson, Inc. †	37,760
981	Manhattan Associates, Inc. †	32,451

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 22.4% (continued)
256	Mantech International Corp., Class A	$8,033
1,864	Microsemi Corp. †	29,787
670	MicroStrategy, Inc., Class A †	76,427
672	Monolithic Power Systems, Inc. †	6,841
200	MTS Systems Corp.	6,128
949	Netgear, Inc. †	24,570
55	Netscout Systems, Inc. †	628
424	Newport Corp. †	4,583
294	Omnivision Technologies, Inc. †	4,128
948	OpenTable, Inc. †	43,618
300	Parametric Technology Corp. †	4,614
297	Plantronics, Inc.	8,450
500	Power-One, Inc. †	2,250
861	Progress Software Corp. †	15,111
3,463	Quest Software, Inc. †	54,992
809	Rackspace Hosting, Inc. †	27,619
2,126	RF Micro Devices, Inc. †	13,479
2,100	Richardson Electronics, Ltd.	28,581
913	RightNow Technologies, Inc. †	30,175
78	Riverbed Technology, Inc. †	1,557
156	Rofin-Sinar Technologies, Inc. †	2,995
428	Rogers Corp. †	16,748
596	Scansource, Inc. †	17,618
600	Silicon Image, Inc. †	3,522
297	SolarWinds, Inc. †	6,540
50	Solera Holdings, Inc.	2,525
1,400	Stamps.com, Inc.	28,616
453	SuccessFactors, Inc. †	10,414
1,114	Synaptics, Inc. †	26,624
160	Synchronoss Technologies, Inc. †	3,986
379	Syntel, Inc.	16,369
450	Taleo Corp., Class A †	11,574
2,214	TeleTech Holdings, Inc. †	33,741
449	Travelzoo, Inc. †	9,874
1,000	Tyler Technologies, Inc. †	25,280
1,575	United Online, Inc.	8,237
3,565	ValueClick, Inc. †	55,471
448	VASCO Data Security International, Inc. †	2,289
1,200	Veeco Instruments, Inc. †	29,280
37	VeriFone Systems, Inc. †	1,296
297	Websense, Inc. †	5,138
5,000	Westell Technologies, Inc., Class A †	10,800
2,200	XO Group, Inc. †	17,974
		1,354,392
Materials — 4.6%
446	A Schulman, Inc.	7,578
486	Arch Chemicals, Inc.	22,803
287	Calgon Carbon Corp. †	4,182
750	Coeur d'Alene Mines Corp. †	16,080
366	Ferro Corp. †	2,251
752	Georgia Gulf Corp. †	10,400
889	Graphic Packaging Holding Co. †	3,067
974	HB Fuller Co.	17,746
7,603	Hecla Mining Co. †	40,752
446	Koppers Holdings, Inc.	11,422
1,273	LSB Industries, Inc. †	36,497
56	Myers Industries, Inc.	568
450	NewMarket Corp.	68,342
1,107	Olin Corp.	19,937
599	Sensient Technologies Corp.	19,497
		281,122
Telecommunication Services — 4.2%
868	AboveNet, Inc.	46,525
1,951	Cogent Communications Group, Inc. †	26,241

Shares		Value
Telecommunication Services — 4.2% (continued)
6,922	General Communication, Inc., Class A †	$56,760
2,624	Global Crossing, Ltd. †	62,740
134	IDT Corp., Class B	2,733
2,269	Iridium Communications, Inc. †	14,068
596	Neutral Tandem, Inc. †	5,769
1,216	NTELOS Holdings Corp.	21,560
598	Premiere Global Services, Inc. †	3,839
714	Shenandoah Telecommunications Co.	7,954
2,121	Vonage Holdings Corp. †	5,515
		253,704
Utilities — 0.1%
100	MGE Energy, Inc.	4,067

Total Common Stock (Cost $6,484,837)		6,009,980

SHORT-TERM INVESTMENT — 0.3%
19,904	Northern Institutional Government Select 0.01% (a)	19,904

Total Short-Term Investment (Cost $19,904)		19,904

Total Investments — 99.7%
(Cost $6,504,741)‡		6,029,884
Other Assets & Liabilities, Net — 0.3%		20,961

NET ASSETS — 100.0%		$6,050,845

PLC— Public Limited Company

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.

‡	At September 30, 2011, the tax basis cost of the Portfolio's investments was $6,504,741, and the unrealized appreciation and depreciation were $455,857 and $(930,714) respectively.
(a)	Rate shown is the 7-day effective yield as of September 30, 2011.

As of September 30, 2011, all of the Portfolio’s investments were considered Level 1.

For the period ended September 30, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

WIL-QH-001-0600

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.0% ††
Consumer Discretionary — 8.1%
600	America's Car-Mart, Inc. †	$17,412
2,275	Ameristar Casinos, Inc.	36,514
400	Asbury Automotive Group, Inc. †	6,596
89	Ascena Retail Group, Inc. †	2,409
978	Blue Nile, Inc. †	34,504
1,253	Bob Evans Farms, Inc.	35,736
4,516	Cabela's, Inc. †	92,533
600	Cherokee, Inc.	7,710
100	Coinstar, Inc. †	4,000
200	Core-Mark Holding Co., Inc. †	6,126
886	Cracker Barrel Old Country Store, Inc.	35,511
400	CROCS, Inc. †	9,468
1,200	Cumulus Media, Inc., Class A †	3,408
273	Dillard's, Inc., Class A	11,870
1,181	Domino's Pizza, Inc. †	32,182
500	Express, Inc.	10,145
1,900	Finish Line, Inc. (The), Class A	37,981
2,200	hhgregg, Inc. †	21,450
400	Hibbett Sports, Inc. †	13,556
100	HOT Topic, Inc.	763
500	HSN, Inc.	16,565
1,500	Iconix Brand Group, Inc. †	23,700
682	Men's Wearhouse, Inc. (The)	17,787
1,828	Overstock.com, Inc. †	16,945
1,179	Saks, Inc. †	10,316
1,800	Scholastic Corp.	50,454
700	Select Comfort Corp. †	9,779
1,100	Sturm Ruger & Co., Inc.	28,578
1,131	Tenneco, Inc. †	28,965
500	Zumiez, Inc. †	8,755
		631,718
Consumer Staples — 3.6%
13	Boston Beer Co., Inc., Class A †	945
405	Hain Celestial Group, Inc. (The) †	12,373
700	Medifast, Inc. †	11,305
1,300	Nature's Sunshine Products, Inc. †	18,304
200	Nu Skin Enterprises, Inc., Class A	8,104
1,600	Pantry, Inc. (The) †	19,408
800	Revlon, Inc., Class A †	9,856
3,200	Smart Balance, Inc. †	18,880
2,454	Susser Holdings Corp. †	48,909
1,566	TreeHouse Foods, Inc. †	96,841
1,200	USANA Health Sciences, Inc. †	33,000
		277,925
Energy — 7.1%
835	Berry Petroleum Co., Class A	29,542
270	Bill Barrett Corp. †	9,785
228	Bristow Group, Inc.	9,674
2,100	Callon Petroleum Co. †	8,127
1,212	Complete Production Services, Inc. †	22,846
2,178	Crosstex Energy, Inc.	29,360
1,310	CVR Energy, Inc. †	27,693
2,410	Delek US Holdings, Inc.	27,161
3,108	DHT Holdings, Inc.	6,340
100	Evolution Petroleum Corp. †	706
1,100	Gulfmark Offshore, Inc., Class A †	39,974
113	Helix Energy Solutions Group, Inc. †	1,480
520	L&L Energy, Inc. †	1,404
100	Mitcham Industries, Inc. †	1,120
3,315	Newpark Resources, Inc. †	20,189
511	Nordic American Tanker Shipping	7,205
3,465	Petroquest Energy, Inc. †	19,058

Shares		Value
Energy — 7.1% (continued)
749	Rosetta Resources, Inc. †	$25,631
2,947	Swift Energy Co. †	71,730
1,820	Vaalco Energy, Inc. †	8,845
1,656	Venoco, Inc. †	14,589
1,899	Western Refining, Inc. †	23,662
4,459	World Fuel Services Corp.	145,586
		551,707
Financials — 33.5%
1,552	Advance America Cash Advance Centers, Inc.	11,423
4,680	American Capital, Ltd. †	31,918
14,422	American Equity Investment Life Holding Co.	126,192
8,707	Banco Latinoamericano de Comercio Exterior SA, Class E	132,608
237	Bank of Marin Bancorp	7,830
676	Bank of the Ozarks, Inc.	14,149
2,275	BioMed Realty Trust, Inc.	37,697
491	BofI Holding, Inc. †	6,609
8,118	Boston Private Financial Holdings, Inc.	47,734
2,236	Calamos Asset Management, Inc., Class A	22,382
1,915	Capstead Mortgage Corp.	22,099
1,496	Cathay General Bancorp	17,024
4,303	CBL & Associates Properties, Inc.	48,882
1,537	Centerstate Banks, Inc.	8,038
1,925	Chemical Financial Corp.	29,472
3,943	CNO Financial Group, Inc. †	21,332
396	Colonial Properties Trust	7,191
1,411	Community Bank System, Inc.	32,016
66	Credit Acceptance Corp. †	4,239
2,282	DuPont Fabros Technology, Inc.	44,933
900	Eagle Bancorp, Inc. †	10,593
82	Education Realty Trust, Inc.	704
1,359	Entertainment Properties Trust	52,974
135	Equity Lifestyle Properties, Inc.	8,465
6,668	Equity One, Inc.	105,755
783	Extra Space Storage, Inc.	14,587
1,429	FBL Financial Group, Inc., Class A	38,040
2,880	First Busey Corp.	12,528
245	First Citizens BancShares, Inc., Class A	35,167
11,946	First Commonwealth Financial Corp.	44,200
1,648	First Financial Bancorp	22,742
1,179	First Financial Bankshares, Inc.	30,843
4,042	FirstMerit Corp.	45,917
4,028	FNB Corp.	34,520
1,521	Glacier Bancorp, Inc.	14,252
2,000	Hanmi Financial Corp. †	1,660
3,684	Hatteras Financial Corp.	92,689
1,778	Highwoods Properties, Inc.	50,246
642	Home Properties, Inc.	36,440
702	Hudson Valley Holding Corp.	12,236
339	Infinity Property & Casualty Corp.	17,791
2,937	Inland Real Estate Corp.	21,440
169	Knight Capital Group, Inc., Class A †	2,055
800	Lakeland Financial Corp.	16,528
1,762	LaSalle Hotel Properties	33,830
2,611	Lexington Realty Trust	17,076
1,037	LTC Properties, Inc.	26,257
5,457	Maiden Holdings, Ltd.	40,327
4,649	MB Financial, Inc.	68,433
1,176	Medical Properties Trust, Inc.	10,525
4,010	MF Global Holdings, Ltd. †	16,561
5,983	MFA Financial, Inc.	42,001
1,500	National Health Investors, Inc.	63,195
16,968	National Penn Bancshares, Inc.	118,946

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 33.5% (continued)
626	National Retail Properties, Inc.	$16,821
1,047	NBT Bancorp, Inc.	19,495
632	Nelnet, Inc., Class A	11,869
1,741	Old National Bancorp	16,226
480	One Liberty Properties, Inc.	7,037
307	Oppenheimer Holdings, Inc., Class A	4,924
791	PHH Corp. †	12,719
737	Piper Jaffray Cos. †	13,215
2,639	PMI Group, Inc. (The) †	528
860	Potlatch Corp.	27,107
2,140	ProAssurance Corp.	154,123
1,703	Provident Financial Services, Inc.	18,307
1,046	Pzena Investment Management, Inc., Class A	3,431
2,037	Redwood Trust, Inc.	22,753
342	RLI Corp.	21,744
784	S&T Bancorp, Inc.	12,669
2,954	Safeguard Scientifics, Inc. †	44,310
138	Signature Bank †	6,587
1,250	Sovran Self Storage, Inc.	46,463
11,166	Susquehanna Bancshares, Inc.	61,078
2,355	SVB Financial Group †	87,135
227	Tower Group, Inc.	5,189
4,260	Trustco Bank Corp.	19,000
400	Virginia Commerce Bancorp, Inc. †	2,348
996	Walter Investment Management Corp.	22,838
5,326	Webster Financial Corp.	81,488
4,224	Western Alliance Bancorp †	23,148
		2,595,843
Health Care — 12.3%
94	AMERIGROUP Corp. †	3,667
747	Amsurg Corp., Class A †	16,807
265	Assisted Living Concepts, Inc., Class A	3,358
545	athenahealth, Inc. †	32,454
366	Bio-Rad Laboratories, Inc., Class A †	33,222
2,869	Centene Corp. †	82,254
404	Chemed Corp.	22,204
200	Cornerstone Therapeutics, Inc. †	1,280
1,852	Emergent Biosolutions, Inc. †	28,576
5,110	Enzon Pharmaceuticals, Inc. †	35,974
100	eResearchTechnology, Inc. †	446
334	Gentiva Health Services, Inc. †	1,844
2,046	Healthspring, Inc. †	74,597
400	Hi-Tech Pharmacal Co., Inc. †	13,440
3,061	Magellan Health Services, Inc. †	147,846
10,284	Maxygen, Inc.	56,254
1,019	Medicis Pharmaceutical Corp., Class A	37,173
402	Medidata Solutions, Inc. †	6,609
1,229	Molina Healthcare, Inc. †	18,976
2,200	Momenta Pharmaceuticals, Inc. †	25,300
34	Neurocrine Biosciences, Inc. †	203
139	NxStage Medical, Inc. †	2,899
951	Owens & Minor, Inc.	27,084
680	Par Pharmaceutical Cos., Inc. †	18,102
6,950	PDL BioPharma, Inc.	38,573
387	Quality Systems, Inc.	37,539
434	Questcor Pharmaceuticals, Inc. †	11,831
677	Salix Pharmaceuticals, Ltd. †	20,039
6,118	Select Medical Holdings Corp. †	40,807
683	Sirona Dental Systems, Inc. †	28,966
1,129	Skilled Healthcare Group, Inc., Class A †	4,076
100	Spectrum Pharmaceuticals, Inc. †	763
2,125	Team Health Holdings, Inc. †	34,893
2,613	Viropharma, Inc. †	47,217
		955,273

Shares		Value
Industrials — 15.2%
100	3D Systems Corp. †	$1,399
1,059	AAR Corp.	17,653
625	Acuity Brands, Inc.	22,525
11,221	Aircastle, Ltd.	106,824
503	Albany International Corp., Class A	9,180
164	American Science & Engineering, Inc.	10,012
700	APAC Customer Services, Inc. †	5,964
273	Astec Industries, Inc. †	7,993
1,246	Belden, Inc.	32,134
1,301	Blount International, Inc. †	17,381
391	Brady Corp., Class A	10,334
2,947	Briggs & Stratton Corp.	39,814
286	Ceradyne, Inc. †	7,691
1,832	Deluxe Corp.	34,075
275	DXP Enterprises, Inc. †	5,178
108	EMCOR Group, Inc.	2,196
1,286	Encore Wire Corp.	26,466
1,054	Foster (L.B.) Co., Class A	23,430
1,294	FTI Consulting, Inc. †	47,632
569	GenCorp, Inc. †	2,555
1,001	Great Lakes Dredge & Dock Corp.	4,074
67	Griffon Corp. †	548
578	HEICO Corp.	28,461
2,094	Hexcel Corp. †	46,403
1,032	Higher One Holdings, Inc. †	16,791
200	Huron Consulting Group, Inc. †	6,226
474	Kaman Corp.	13,201
2,041	Kelly Services, Inc., Class A	23,268
453	Korn/Ferry International †	5,522
420	M&F Worldwide Corp. †	10,340
1,249	MasTec, Inc. †	21,995
302	Metalico, Inc. †	1,178
574	Michael Baker Corp. †	10,980
2,843	Miller Industries, Inc.	49,326
1,427	Mine Safety Appliances Co.	38,472
1,588	Mistras Group, Inc. †	27,885
1,305	Mobile Mini, Inc. †	21,454
1,862	Mueller Industries, Inc.	71,855
732	Nordson Corp.	29,090
159	Northwest Pipe Co. †	3,226
461	Pike Electric Corp. †	3,121
1,117	Robbins & Myers, Inc.	38,771
1,129	Rush Enterprises, Inc., Class A †	15,987
1,418	TAL International Group, Inc.	35,365
472	Tennant Co.	16,695
113	Titan International, Inc.	1,695
2,260	Tredegar Corp.	33,516
1,929	Tutor Perini Corp.	22,164
1,015	Unifirst Corp.	45,969
241	United Stationers, Inc.	6,567
3,700	Viad Corp.	62,826
679	Watsco, Inc.	34,697
56	Woodward Governor Co.	1,535
		1,179,639
Information Technology — 8.9%
1,769	Acxiom Corp. †	18,822
233	ADTRAN, Inc.	6,165
799	Anixter International, Inc.	37,905
391	Aruba Networks, Inc. †	8,176
1,389	Blackbaud, Inc.	30,933
1,621	Brightpoint, Inc. †	14,929
134	CACI International, Inc., Class A †	6,692
676	Coherent, Inc. †	29,041
100	Comtech Telecommunications Corp.	2,809
112	Constant Contact, Inc. †	1,937

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 8.9% (continued)
1,700	Cray, Inc. †	$9,027
556	Daktronics, Inc.	4,771
582	DG FastChannel, Inc. †	9,865
2,745	Earthlink, Inc.	17,925
110	Echo Global Logistics, Inc. †	1,463
608	Euronet Worldwide, Inc. †	9,570
100	Fair Isaac Corp.	2,183
2,035	Insight Enterprises, Inc. †	30,810
300	j2 Global Communications, Inc.	8,070
1,173	Mantech International Corp., Class A	36,808
1,136	Monotype Imaging Holdings, Inc. †	13,780
341	MTS Systems Corp.	10,448
1,544	Omnivision Technologies, Inc. †	21,678
341	OpenTable, Inc. †	15,689
229	Plantronics, Inc.	6,515
2,193	Quest Software, Inc. †	34,825
1,800	Richardson Electronics, Ltd.	24,498
1,400	S1 Corp. †	12,838
2,388	Scansource, Inc. †	70,589
282	SolarWinds, Inc. †	6,209
500	Stamps.com, Inc.	10,220
625	Syntel, Inc.	26,994
9,513	United Online, Inc.	49,753
679	ValueClick, Inc. †	10,565
1,500	Veeco Instruments, Inc. †	36,600
7,800	Westell Technologies, Inc., Class A †	16,848
3,900	XO Group, Inc. †	31,863
		687,813
Materials — 5.0%
234	A Schulman, Inc.	3,976
133	AM Castle & Co. †	1,455
879	Arch Chemicals, Inc.	41,243
1,851	Coeur d'Alene Mines Corp. †	39,685
978	Georgia Gulf Corp. †	13,526
2,484	HB Fuller Co.	45,258
3,946	Hecla Mining Co. †	21,151
395	Innophos Holdings, Inc.	15,749
1,031	Koppers Holdings, Inc.	26,404
338	Materion Corp. †	7,666
1,385	Metals USA Holdings Corp. †	12,396
340	Minerals Technologies, Inc.	16,752
1,070	Myers Industries, Inc.	10,861
122	Olin Corp.	2,197
627	Olympic Steel, Inc.	10,621
511	PH Glatfelter Co.	6,750
510	PolyOne Corp.	5,462
1,986	Sensient Technologies Corp.	64,644
384	Worthington Industries, Inc.	5,364
985	WR Grace & Co. †	32,800
		383,960
Telecommunication Services — 2.9%
3,876	General Communication, Inc., Class A †	31,783
1,144	Global Crossing, Ltd. †	27,353
230	IDT Corp., Class B	4,692
13,950	Iridium Communications, Inc. †	86,490
2,351	Neutral Tandem, Inc. †	22,758
5,334	Premiere Global Services, Inc. †	34,245
908	Shenandoah Telecommunications Co.	10,115
1,952	Vonage Holdings Corp. †	5,075
		222,511
Utilities — 2.4%
104	Black Hills Corp.	3,187
1,400	Empire District Electric Co.	27,132
2,908	MGE Energy, Inc.	118,268

Shares		Value
Utilities — 2.4% (continued)
296	Otter Tail Corp.	$5,417
747	WGL Holdings, Inc.	29,185
		183,189
Total Common Stock (Cost $8,403,286)		7,669,578

SHORT-TERM INVESTMENT — 0.5%
35,374	Northern Institutional Government Select 0.01% (a)	35,374

Total Short-Term Investment (Cost $35,374)		35,374

Total Investments — 99.5%
(Cost $8,438,660)‡		7,704,952
Other Assets & Liabilities, Net — 0.5%		38,337

NET ASSETS — 100.0%		$7,743,289

†	Non-income producing security.
†† ‡
Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
At September 30, 2011, the tax basis cost of the Portfolio's investments was $8,438,660, and the unrealized appreciation and depreciation were $445,485 and $(1,179,193) respectively.

(a)	Rate shown is the 7-day effective yield as of September 30, 2011.

As of September 30, 2011, all of the Portfolio’s investments were considered Level 1.

For the period ended September 30, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

WIL-QH-001-0600

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.2%
Consumer Discretionary — 11.2%
300	1-800-Flowers.com, Inc., Class A †	$696
200	4Kids Entertainment, Inc. †	48
800	99 Cents Only Stores †	14,736
975	Aaron's, Inc.	24,619
900	Abercrombie & Fitch Co., Class A	55,404
300	Acme United Corp.	2,844
800	Advance Auto Parts, Inc.	46,480
850	Aeropostale, Inc. †	9,189
100	AFC Enterprises, Inc. †	1,183
90	AH Belo Corp., Class A	378
200	Aldila, Inc.	550
4,075	Amazon.com, Inc. †	881,137
400	Ambassadors Group, Inc.	2,292
656	AMC Networks, Inc., Class A †	20,959
3,500	American Apparel, Inc. †	2,765
1,400	American Axle & Manufacturing Holdings, Inc. †	10,682
2,625	American Eagle Outfitters, Inc.	30,765
450	American Greetings Corp., Class A	8,325
100	Ameristar Casinos, Inc.	1,605
964	ANN, Inc. †	22,018
1,750	Apollo Group, Inc., Class A †	69,318
1,000	Arbitron, Inc.	33,080
564	Ascena Retail Group, Inc. †	15,267
200	Ascent Media Corp., Class A †	7,864
1,250	AutoNation, Inc. †	40,975
500	AutoZone, Inc. †	159,595
500	Bally Technologies, Inc. †	13,490
1,000	Beazer Homes USA, Inc. †	1,510
1,400	Bebe Stores, Inc.	9,408
1,925	Bed Bath & Beyond, Inc. †	110,322
950	Belo Corp., Class A	4,645
3,400	Best Buy Co., Inc.	79,220
200	Big 5 Sporting Goods Corp.	1,216
500	Big Lots, Inc. †	17,415
40	Biglari Holdings, Inc. †	11,856
250	Blue Nile, Inc. †	8,820
300	Bluegreen Corp. †	630
112	Blyth, Inc.	6,210
400	Bon-Ton Stores, Inc. (The)	1,988
100	Books-A-Million, Inc., Class A	232
400	Borders Group, Inc. †	10
1,580	BorgWarner, Inc. †	95,637
2,000	Boyd Gaming Corp. †	9,800
1,000	Bravo Brio Restaurant Group, Inc. †	16,640
500	Bridgepoint Education, Inc. †	8,720
775	Brinker International, Inc.	16,213
764	Brookfield Residential Properties, Inc. †	5,081
500	Brunswick Corp.	7,020
500	Cabela's, Inc. †	10,245
2,625	Cablevision Systems Corp., Class A	41,291
200	Cache, Inc. †	998
400	California Coastal Communities, Inc. † (b)	—
500	Callaway Golf Co.	2,585
500	Career Education Corp. †	6,525
900	Caribou Coffee Co., Inc. †	10,638
1,755	CarMax, Inc. †	41,857
3,200	Carnival Corp.	96,960
850	Carter's, Inc. †	25,959
7,137	CBS Corp., Class B	145,452
362	Charles & Colvard, Ltd. †	815
2,550	Charming Shoppes, Inc. †	6,630
700	Charter Communications, Inc., Class A †	32,788

Shares		Value
Consumer Discretionary — 11.2% (continued)
600	Cheesecake Factory, Inc. (The) †	$14,790
2,450	Chico's FAS, Inc.	28,004
200	Children's Place Retail Stores, Inc. (The) †	9,306
300	Chipotle Mexican Grill, Inc., Class A †	90,885
800	Cinemark Holdings, Inc.	15,104
50	Citi Trends, Inc. †	588
1,000	Clear Channel Outdoor Holdings, Inc., Class A †	9,360
3,500	Coach, Inc.	181,405
100	Cobra Electronics Corp. †	349
200	Coinstar, Inc. †	8,000
1,450	Coldwater Creek, Inc. †	1,812
550	Collective Brands, Inc. †	7,128
110	Collectors Universe	1,622
200	Columbia Sportswear Co.	9,280
22,983	Comcast Corp. Special, Class A	480,345
500	Conn's, Inc. †	3,590
1,000	Cooper Tire & Rubber Co.	10,890
2,450	Corinthian Colleges, Inc. †	3,822
1,200	Crocs, Inc. †	28,404
6,200	Crown Media Holdings, Inc., Class A †	8,866
50	CSS Industries, Inc.	834
5	CTM Media Holdings, Inc., Class B	11
300	Cumulus Media, Inc., Class A †	852
1,500	Dana Holding Corp. †	15,750
1,500	Darden Restaurants, Inc.	64,125
450	Deckers Outdoor Corp. †	41,967
775	DeVry, Inc.	28,644
1,002	Dick's Sporting Goods, Inc. †	33,527
100	Dillard's, Inc., Class A	4,348
7,468	DIRECTV, Class A †	315,523
1,600	Discovery Communications, Inc., Class A †	60,192
2,025	DISH Network Corp., Class A †	50,747
100	Dixie Group, Inc. †	318
1,000	Dollar General Corp. †	37,760
1,275	Dollar Tree, Inc. †	95,765
650	Domino's Pizza, Inc. †	17,713
650	Dover Downs Gaming & Entertainment, Inc.	1,462
2,623	DR Horton, Inc.	23,712
1,200	DreamWorks Animation SKG, Inc., Class A †	21,816
3,625	Eastman Kodak Co. †	2,828
642	Education Management Corp. †	9,527
219	Emmis Communications Corp., Class A †	147
300	Empire Resorts, Inc. †	237
250	Entercom Communications Corp., Class A †	1,313
100	Entravision Communications Corp., Class A †	102
1,366	EW Scripps Co. (The), Class A †	9,562
2,115	Expedia, Inc.	54,461
1,000	Express, Inc.	20,290
1,600	Family Dollar Stores, Inc.	81,376
200	Famous Dave's of America, Inc. †	1,722
1,500	Federal-Mogul Corp. †	22,125
100	Finish Line, Inc. (The), Class A	1,999
1,900	Foot Locker, Inc.	38,171
42,385	Ford Motor Co. †	409,863
1,900	Fortune Brands, Inc.	102,752
300	Forward Industries, Inc. †	675
600	Fossil, Inc. †	48,636
700	Fred's, Inc., Class A	7,462
200	Furniture Brands International, Inc. †	412
600	Gaiam, Inc., Class A	2,034

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — 11.2% (continued)
1,625	GameStop Corp., Class A †	$37,537
600	Gaming Partners International Corp.	3,960
2,800	Gannett Co., Inc.	26,684
5,750	Gap, Inc. (The)	93,380
9,050	General Motors Co. †	182,629
275	Genesco, Inc. †	14,171
2,010	Gentex Corp.	48,340
1,900	Genuine Parts Co.	96,520
1,000	GNC Holdings, Inc., Class A †	20,120
1,875	Goodyear Tire & Rubber Co. (The) †	18,919
500	Grand Canyon Education, Inc. †	8,075
1,000	Gray Television, Inc. †	1,560
300	Great Wolf Resorts, Inc. †	768
200	Group 1 Automotive, Inc.	7,110
400	Guess?, Inc.	11,396
3,760	H&R Block, Inc.	50,046
696	Hanesbrands, Inc. †	17,407
2,475	Harley-Davidson, Inc.	84,967
600	Harman International Industries, Inc.	17,148
1,000	Harte-Hanks, Inc.	8,480
1,300	Hasbro, Inc.	42,393
1,000	Helen of Troy, Ltd. †	25,120
500	hhgregg, Inc. †	4,875
200	Hibbett Sports, Inc. †	6,778
300	Hillenbrand, Inc.	5,520
15,450	Home Depot, Inc. (The)	507,841
200	Hooker Furniture Corp.	1,810
100	HOT Topic, Inc.	763
1,000	Hovnanian Enterprises, Inc., Class A †	1,220
743	HSN, Inc.	24,616
600	Hyatt Hotels Corp., Class A †	18,822
450	Iconix Brand Group, Inc. †	7,110
3,450	International Game Technology	50,128
237	International Speedway Corp., Class A	5,413
5,372	Interpublic Group of Cos., Inc. (The)	38,678
743	Interval Leisure Group, Inc. †	9,897
340	ITT Educational Services, Inc. †	19,577
2,292	J.C. Penney Co., Inc.	61,380
1,000	Jack in the Box, Inc. †	19,920
775	Jackson Hewitt Tax Service, Inc. † (b)	—
1,500	Jarden Corp.	42,390
500	John Wiley & Sons, Inc., Class A	22,210
7,450	Johnson Controls, Inc.	196,456
378	Jones Group, Inc. (The)	3,481
300	JOS A Bank Clothiers, Inc. †	13,989
600	Journal Communications, Inc., Class A †	1,782
900	Journal Register Co. † (b)	—
300	K12, Inc. †	7,638
800	KB Home	4,688
1,800	Kenneth Cole Productions, Inc., Class A †	19,314
200	Kid Brands, Inc. †	528
50	Knology, Inc. †	649
2,800	Kohl's Corp.	137,480
300	Krispy Kreme Doughnuts, Inc. †	2,046
550	K-Swiss, Inc., Class A †	2,338
200	Lakes Entertainment, Inc. †	480
500	Lamar Advertising Co., Class A †	8,515
5,600	Las Vegas Sands Corp. †	214,704
200	La-Z-Boy, Inc., Class Z †	1,482
100	Leapfrog Enterprises, Inc., Class A †	337
450	Lear Corp. † (b)	—
500	Learning Tree International, Inc. †	3,660
750	Lee Enterprises, Inc. †	585
1,410	Leggett & Platt, Inc.	27,904
1,200	Lennar Corp., Class A	16,248
1,000	Libbey, Inc. †	10,540

Shares		Value
Consumer Discretionary — 11.2% (continued)
1,351	Liberty Global, Inc., Class A †	$48,879
735	Liberty Media Corp. - Capital, Class A	48,598
5,675	Liberty Media Corp. - Interactive, Class A †	83,820
729	Liberty Media Corp. - Starz, Class A †	46,335
200	Life Time Fitness, Inc. †	7,370
700	Lifetime Brands, Inc.	6,748
200	LIN TV Corp., Class A †	436
200	Lincoln Educational Services Corp.	1,618
2,537	Live Nation Entertainment, Inc. †	20,321
800	Liz Claiborne, Inc. †	4,000
1,800	LKQ Corp. †	43,488
15,481	Lowe's Cos., Inc.	299,403
3,540	Ltd. Brands, Inc.	136,325
4,798	Macy's, Inc.	126,283
881	Madison Square Garden, Inc., Class A †	20,087
100	Marcus Corp.	995
700	Marine Products Corp. †	2,394
2,577	Marriott International, Inc., Class A	70,197
3,100	Martha Stewart Living Omnimedia, Class A †	9,672
3,730	Mattel, Inc.	96,570
100	Matthews International Corp., Class A	3,076
496	McClatchy Co. (The), Class A †	665
1,500	McCormick & Schmick's Seafood Restaurants, Inc. †	10,380
12,300	McDonald's Corp.	1,080,186
3,200	McGraw-Hill Cos., Inc. (The)	131,200
271	MDC Holdings, Inc.	4,591
500	Media General, Inc., Class A †	955
500	Meritage Homes Corp. †	7,570
4,200	MGM Resorts International †	39,018
577	Mohawk Industries, Inc. †	24,759
1,600	Monarch Casino & Resort, Inc. †	15,648
150	Morgans Hotel Group Co. †	899
300	Morton's Restaurant Group, Inc. †	1,434
700	MTR Gaming Group, Inc. †	1,372
591	Multimedia Games, Inc. †	2,388
500	National CineMedia, Inc.	7,255
50	Nautilus, Inc. †	75
100	Navarre Corp. †	170
600	Netflix, Inc. †	67,896
1,300	New York & Co., Inc. †	4,147
2,100	New York Times Co. (The), Class A †	12,201
2,926	Newell Rubbermaid, Inc.	34,732
19,938	News Corp., Class A	308,441
200	Nexstar Broadcasting Group, Inc., Class A †	1,322
4,550	NIKE, Inc., Class B	389,070
700	Noble International, Ltd. † (b)	—
2,000	Nordstrom, Inc.	91,360
60	NVR, Inc. †	36,239
5,525	Office Depot, Inc. †	11,381
1,100	OfficeMax, Inc. †	5,335
3,500	Omnicom Group, Inc.	128,940
2,900	Orbitz Worldwide, Inc. †	6,293
1,560	O'Reilly Automotive, Inc. †	103,943
650	Orleans Homebuilders, Inc. † (b)	—
500	Outdoor Channel Holdings, Inc.	2,860
300	Overstock.com, Inc. †	2,781
50	Oxford Industries, Inc.	1,715
200	Pacific Sunwear of California, Inc. †	240
300	Panera Bread Co., Class A †	31,182
700	Penn National Gaming, Inc. †	23,303
400	Penske Automotive Group, Inc.	6,400
1,500	PEP Boys-Manny Moe & Jack	14,805

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — 11.2% (continued)
100	Perry Ellis International, Inc. †	$1,880
1,250	PetSmart, Inc.	53,312
1,900	Pier 1 Imports, Inc. †	18,582
800	Pinnacle Entertainment, Inc. †	7,264
600	Polaris Industries, Inc.	29,982
275	Premier Exhibitions, Inc. †	514
600	priceline.com, Inc. †	269,676
100	Princeton Review, Inc. †	13
3,840	Pulte Group, Inc. †	15,168
600	PVH Corp.	34,944
50	Quiksilver, Inc. †	152
1,850	RadioShack Corp.	21,497
700	Ralph Lauren Corp., Class A	90,790
1,000	ReachLocal, Inc. †	10,870
600	Regal Entertainment Group, Class A	7,044
200	Regis Corp.	2,818
250	Rent-A-Center, Inc., Class A	6,863
1,500	Rick's Cabaret International, Inc. †	10,065
100	Rocky Brands, Inc. †	993
1,250	Ross Stores, Inc.	98,363
1,625	Royal Caribbean Cruises, Ltd.	35,165
500	Ruby Tuesday, Inc. †	3,580
2,200	Ruth's Hospitality Group, Inc. †	9,438
500	Ryland Group, Inc. (The)	5,325
1,800	Saks, Inc. †	15,750
100	Salem Communications Corp., Class A	229
1,000	Sally Beauty Holdings, Inc. †	16,600
1,500	Scientific Games Corp., Class A †	10,680
1,300	Scripps Networks Interactive, Inc., Class A	48,321
200	Sealy Corp. †	296
925	Sears Holdings Corp. †	53,206
188	Select Comfort Corp. †	2,626
2,675	Service Corp. International	24,503
400	Shoe Carnival, Inc. †	9,440
100	Shuffle Master, Inc. †	841
776	Signet Jewelers, Ltd.	26,229
900	Sinclair Broadcast Group, Inc., Class A	6,453
48,100	Sirius XM Radio, Inc. †	72,631
1,000	Sonic Automotive, Inc., Class A	10,790
800	Sonic Corp. †	5,656
603	Sotheby's	16,625
75	Spartan Motors, Inc.	310
400	Speedway Motorsports, Inc.	4,832
552	Stage Stores, Inc.	7,656
1,892	Stanley Black & Decker, Inc.	92,897
200	Stanley Furniture Co., Inc. †	590
8,075	Staples, Inc.	107,397
8,100	Starbucks Corp.	302,049
1,973	Starwood Hotels & Resorts Worldwide, Inc.	76,592
100	Steinway Musical Instruments, Inc. †	2,156
900	Stewart Enterprises, Inc., Class A	5,355
150	Superior Industries International, Inc.	2,318
1,300	Syms Corp. †	11,401
600	Systemax, Inc. †	7,632
1,500	Talbots, Inc. †	4,050
7,200	Target Corp.	353,088
700	Tempur-Pedic International, Inc. †	36,827
450	Tenneco, Inc. †	11,525
1,000	Tesla Motors, Inc. †	24,390
1,000	Texas Roadhouse, Inc., Class A	13,220
500	Thor Industries, Inc.	11,075
1,500	Tiffany & Co.	91,230
3,499	Time Warner Cable, Inc., Class A	219,282
11,258	Time Warner, Inc.	337,402

Shares		Value
Consumer Discretionary — 11.2% (continued)
4,200	TJX Cos., Inc.	$232,974
1,600	Toll Brothers, Inc. †	23,088
800	Tractor Supply Co.	50,040
200	Trans World Entertainment Corp. †	380
300	True Religion Apparel, Inc. †	8,088
1,000	TRW Automotive Holdings Corp. †	32,730
200	Tuesday Morning Corp. †	704
600	Tupperware Brands Corp.	32,244
900	Ulta Salon Cosmetics & Fragrance, Inc. †	56,007
400	Under Armour, Inc., Class A †	26,564
200	Universal Electronics, Inc. †	3,278
500	Universal Technical Institute, Inc. †	6,795
1,400	Urban Outfitters, Inc. †	31,248
200	Value Line, Inc.	2,298
300	Valuevision Media, Inc., Class A †	708
950	VF Corp.	115,444
6,937	Viacom, Inc., Class B	268,739
2,825	Virgin Media, Inc.	68,789
19,718	Walt Disney Co. (The)	594,695
500	Warnaco Group, Inc. (The) †	23,045
296	Weight Watchers International, Inc.	17,242
4,600	Wendy's Co.	21,114
5	Westwood One, Inc. †	18
572	Whirlpool Corp.	28,548
1,100	Williams-Sonoma, Inc.	33,869
500	Winnebago Industries, Inc. †	3,460
400	Wolverine World Wide, Inc.	13,300
600	World Wrestling Entertainment, Inc., Class A	5,346
2,085	Wyndham Worldwide Corp.	59,443
650	Wynn Resorts, Ltd.	74,802
4,950	Yum! Brands, Inc.	244,481
1,900	Zale Corp. †	5,415
		15,749,542
Consumer Staples — 10.4%
200	Alico, Inc.	3,928
2,200	Alliance One International, Inc. †	5,368
23,375	Altria Group, Inc.	626,684
250	Andersons, Inc. (The)	8,415
6,786	Archer-Daniels-Midland Co.	168,361
3,950	Avon Products, Inc.	77,420
500	BJ's Wholesale Club, Inc. †	25,620
1,100	Brown-Forman Corp., Class B	77,154
1,900	Bunge, Ltd.	110,751
2,175	Campbell Soup Co.	70,405
1,500	Central European Distribution Corp. †	10,515
2,200	Church & Dwight Co., Inc.	97,240
1,500	Clorox Co.	99,495
24,620	Coca-Cola Co. (The)	1,663,327
4,120	Coca-Cola Enterprises, Inc.	102,506
5,330	Colgate-Palmolive Co.	472,664
4,573	ConAgra Foods, Inc.	110,758
1,550	Constellation Brands, Inc., Class A †	27,900
800	Corn Products International, Inc.	31,392
4,350	Costco Wholesale Corp.	357,222
15,242	CVS Caremark Corp.	511,826
650	Darling International, Inc. †	8,183
2,134	Dean Foods Co. †	18,929
1,500	Dole Food Co., Inc. †	15,000
2,500	Dr. Pepper Snapple Group, Inc.	96,950
800	Energizer Holdings, Inc. †	53,152
1,200	Estee Lauder Cos., Inc. (The), Class A	105,408
1,687	Flowers Foods, Inc.	32,829
7,100	General Mills, Inc.	273,137
1,300	Green Mountain Coffee Roasters, Inc. †	120,822

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)
Shares		Value
Consumer Staples — 10.4% (continued)
400	Hain Celestial Group, Inc. (The) †	$12,220
800	Hansen Natural Corp. †	69,832
1,200	Herbalife, Ltd.	64,320
2,000	Hershey Co. (The)	118,480
4,150	HJ Heinz Co.	209,492
2,100	Hormel Foods Corp.	56,742
550	Ingles Markets, Inc., Class A	7,832
1,500	JM Smucker Co. (The)	109,335
3,050	Kellogg Co.	162,229
4,574	Kimberly-Clark Corp.	324,800
18,371	Kraft Foods, Inc., Class A	616,898
6,825	Kroger Co. (The)	149,877
1,425	Lorillard, Inc.	157,748
700	Mannatech, Inc. †	378
750	McCormick & Co., Inc.	34,620
2,300	Mead Johnson Nutrition Co., Class A	158,309
200	MGP Ingredients, Inc.	1,014
1,500	Molson Coors Brewing Co., Class B	59,415
700	Nu Skin Enterprises, Inc., Class A	28,364
50	Parametric Sound Corp. †	38
18,640	PepsiCo, Inc.	1,153,816
19,625	Philip Morris International, Inc.	1,224,207
1,200	Prestige Brands Holdings, Inc. †	10,860
32,552	Procter & Gamble Co. (The)	2,056,635
700	Ralcorp Holdings, Inc. †	53,697
100	Reliv International, Inc.	159
6,228	Reynolds American, Inc.	233,425
7,050	Rite Aid Corp. †	6,909
70	Rocky Mountain Chocolate Factory, Inc.	598
3,900	Safeway, Inc.	64,857
50	Sanderson Farms, Inc.	2,375
6,720	Sara Lee Corp.	109,872
700	SIRVA, Inc. † (b)	—
2,200	Smithfield Foods, Inc. †	42,900
1,000	Snyders-Lance, Inc.	20,850
3,036	SUPERVALU, Inc.	20,220
6,700	Sysco Corp.	173,530
3,805	Tyson Foods, Inc., Class A	66,055
198	USANA Health Sciences, Inc. †	5,445
1,050	Vector Group, Ltd.	18,039
10,950	Walgreen Co.	360,145
20,995	Wal-Mart Stores, Inc.	1,089,641
1,625	Whole Foods Market, Inc.	106,129
		14,545,668
Energy — 11.0%
1,500	Alon USA Energy, Inc.	9,195
2,272	Alpha Natural Resources, Inc. †	40,192
1,000	Amyris, Inc. †	20,240
5,856	Anadarko Petroleum Corp.	369,221
4,546	Apache Corp.	364,771
1,000	Approach Resources, Inc. †	16,990
3,000	Arch Coal, Inc.	43,740
1,000	Atwood Oceanics, Inc. †	34,360
4,720	Baker Hughes, Inc.	217,875
600	Barnwell Industries, Inc. †	2,112
400	Berry Petroleum Co., Class A	14,152
900	BioFuel Energy Corp. †	169
900	Bolt Technology Corp. †	9,036
300	BP Prudhoe Bay Royalty Trust	31,605
3,100	BPZ Resources, Inc. †	8,587
1,400	Brigham Exploration Co. †	35,364
200	Bristow Group, Inc.	8,486
900	Cabot Oil & Gas Corp.	55,719
1,218	Cal Dive International, Inc. †	2,326
1,500	Callon Petroleum Co. †	5,805

Shares		Value
Energy — 11.0% (continued)
2,800	Cameron International Corp. †	$116,312
150	CARBO Ceramics, Inc.	15,379
200	Cheniere Energy, Inc. †	1,030
6,600	Chesapeake Energy Corp.	168,630
22,639	Chevron Corp.	2,094,560
447	Cimarex Energy Co.	24,898
600	Clean Energy Fuels Corp. †	6,672
1,000	Cloud Peak Energy, Inc. †	16,950
800	Complete Production Services, Inc. †	15,080
400	Comstock Resources, Inc. †	6,184
800	Concho Resources, Inc. †	56,912
16,301	ConocoPhillips	1,032,179
2,600	Consol Energy, Inc.	88,218
1,000	Continental Resources, Inc. †	48,370
200	Cross Timbers Royalty Trust	8,980
500	Crosstex Energy, Inc.	6,740
1,000	CVR Energy, Inc. †	21,140
1,000	Delek US Holdings, Inc.	11,270
250	Delta Petroleum Corp. †	532
3,779	Denbury Resources, Inc. †	43,458
4,336	Devon Energy Corp.	240,388
2,477	DHT Holdings, Inc.	5,053
850	Diamond Offshore Drilling, Inc.	46,529
800	Dresser-Rand Group, Inc. †	32,424
300	Dril-Quip, Inc. †	16,173
9,064	El Paso Corp.	158,439
15	Energy Partners, Ltd. †	166
1,000	Energy XXI Bermuda, Ltd. †	21,450
2,575	EOG Resources, Inc.	182,851
1,600	EQT Corp.	85,376
2,700	EXCO Resources, Inc.	28,944
812	Exterran Holdings, Inc. †	7,893
57,594	Exxon Mobil Corp.	4,183,052
2,556	FMC Technologies, Inc. †	96,106
950	Forest Oil Corp. †	13,680
1,500	General Maritime Corp.	390
100	GeoMet, Inc. †	77
1,450	Global Industries, Ltd. †	11,484
500	Goodrich Petroleum Corp. †	5,910
381	Gulf Island Fabrication, Inc.	7,879
300	Gulfmark Offshore, Inc., Class A †	10,902
350	Gulfport Energy Corp. †	8,463
10,181	Halliburton Co.	310,724
1,000	Helix Energy Solutions Group, Inc. †	13,100
1,150	Helmerich & Payne, Inc.	46,690
1,900	Hercules Offshore, Inc. †	5,548
3,665	Hess Corp.	192,266
1,058	HollyFrontier Corp.	27,741
500	Hornbeck Offshore Services, Inc. †	12,455
1,000	Houston American Energy Corp.	13,760
1,750	ION Geophysical Corp. †	8,278
450	James River Coal Co. †	2,866
2,200	Key Energy Services, Inc. †	20,878
8,200	Kinder Morgan, Inc.	212,298
400	Lufkin Industries, Inc.	21,284
9	Magnum Hunter Resources Corp. †	30
8,222	Marathon Oil Corp.	177,431
4,111	Marathon Petroleum Corp.	111,244
450	Matrix Service Co. †	3,829
2,875	McDermott International, Inc. †	30,935
1,500	McMoRan Exploration Co. †	14,895
2,400	Murphy Oil Corp.	105,984
3,100	Nabors Industries, Ltd. †	38,006
5,045	National Oilwell Varco, Inc.	258,405
1,525	Newfield Exploration Co. †	60,527
875	Newpark Resources, Inc. †	5,329

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Energy — 11.0% (continued)
1,750	Noble Energy, Inc.	$123,900
1,000	Northern Oil and Gas, Inc. †	19,390
400	Oasis Petroleum, Inc. †	8,932
9,690	Occidental Petroleum Corp.	692,835
900	Oceaneering International, Inc.	31,806
500	Oil States International, Inc. †	25,460
113	OYO Geospace Corp. †	6,361
15	Pacific Ethanol, Inc. †	4
730	Patriot Coal Corp. †	6,176
1,950	Patterson-UTI Energy, Inc.	33,813
3,550	Peabody Energy Corp.	120,274
2,300	Petroquest Energy, Inc. †	12,650
1,325	Pioneer Natural Resources Co.	87,145
1,553	Plains Exploration & Production Co. †	35,269
1,700	Pyramid Oil Co. †	6,239
2,200	QEP Resources, Inc.	59,554
1,700	Quicksilver Resources, Inc. †	12,886
1,800	Range Resources Corp.	105,228
600	Rex Energy Corp. †	7,590
600	Rosetta Resources, Inc. †	20,532
1,600	Rowan Cos., Inc. †	48,304
675	RPC, Inc.	11,016
4,400	SandRidge Energy, Inc. †	24,464
16,129	Schlumberger, Ltd.	963,385
1,000	Ship Finance International, Ltd.	13,000
750	SM Energy Co.	45,488
1,000	Solazyme, Inc. †	9,610
1,172	Southern Union Co.	47,548
4,200	Southwestern Energy Co. †	139,986
7,341	Spectra Energy Corp.	180,075
1,065	Sunoco, Inc.	33,026
950	Superior Energy Services, Inc. †	24,928
3,500	Syntroleum Corp. †	3,010
1,500	Tesoro Corp. †	29,205
212	TGC Industries, Inc. †	933
500	Toreador Resources Corp. †	1,535
1,600	Trico Marine Services, Inc. †	91
1,765	Ultra Petroleum Corp. †	48,926
200	Union Drilling, Inc. †	940
500	Unit Corp. †	18,460
1,150	USEC, Inc. †	1,852
1,100	Vaalco Energy, Inc. †	5,346
6,814	Valero Energy Corp.	121,153
1,550	Venoco, Inc. †	13,655
8	Verenium Corp. †	19
800	W&T Offshore, Inc.	11,008
300	Warren Resources, Inc. †	720
500	Western Refining, Inc. †	6,230
1,400	Whiting Petroleum Corp. †	49,112
7,050	Williams Cos., Inc. (The)	171,597
800	World Fuel Services Corp.	26,120
		15,398,357
Financials — 15.3%
200	21st Century Holding Co. †	466
900	Abington Bancorp, Inc.	6,480
1	Acadia Realty Trust	19
600	Advance America Cash Advance Centers, Inc.	4,416
600	Affiliated Managers Group, Inc. †	46,830
200	Affirmative Insurance Holdings, Inc. †	322
5,550	Aflac, Inc.	193,973
700	Alexandria Real Estate Equities, Inc.	42,973
6,175	Allstate Corp. (The)	146,286
800	Alterra Capital Holdings, Ltd.	15,176
100	Altisource Portfolio Solutions SA †	3,539

Shares		Value
Financials — 15.3% (continued)
807	American Campus Communities, Inc.	$30,028
1,600	American Capital Agency Corp.	43,360
4,200	American Capital, Ltd. †	28,644
1,100	American Equity Investment Life Holding Co.	9,625
11,550	American Express Co.	518,595
1,100	American Financial Group, Inc.	34,177
5,100	American International Group, Inc. †	111,945
300	American National Insurance Co.	20,775
3,080	Ameriprise Financial, Inc.	121,229
1,000	Amtrust Financial Services, Inc.	22,260
310	Anchor Bancorp Wisconsin, Inc. †	164
11,525	Annaly Capital Management, Inc.	191,661
1,500	Anworth Mortgage Asset Corp.	10,200
3,550	Aon Corp.	149,029
1,256	Apartment Investment & Management Co., Class A	27,783
2,200	Apollo Investment Corp. †	16,544
200	Arbor Realty Trust, Inc. †	756
1,200	Arch Capital Group, Ltd. †	39,210
4	Arlington Asset Investment Corp., Class A	96
1,150	Arthur J. Gallagher & Co.	30,245
544	Ashford Hospitality Trust, Inc.	3,819
1,100	Aspen Insurance Holdings, Ltd.	25,344
400	Asset Acceptance Capital Corp. †	1,348
1,354	Associated Banc-Corp	12,592
300	Associated Estates Realty Corp.	4,638
1,400	Assurant, Inc.	50,120
1,600	Assured Guaranty, Ltd.	17,584
700	Astoria Financial Corp.	5,383
847	AvalonBay Communities, Inc.	96,600
600	Avatar Holdings, Inc. †	4,908
1,700	Axis Capital Holdings, Ltd.	44,098
50	Bancorp, Inc. †	358
1,150	BancorpSouth, Inc.	10,097
120,748	Bank of America Corp.	738,978
450	Bank of Hawaii Corp.	16,380
13,663	Bank of New York Mellon Corp. (The)	253,995
80	BankAtlantic Bancorp, Inc., Class A †	49
700	BankFinancial Corp.	4,648
1,000	BankUnited, Inc.	20,760
8,725	BB&T Corp.	186,104
500	Beneficial Mutual Bancorp, Inc. †	3,725
21,900	Berkshire Hathaway, Inc., Class B †	1,555,776
1,000	BGC Partners, Inc., Class A	6,030
2,000	BioMed Realty Trust, Inc.	33,140
1,100	BlackRock, Inc., Class A	162,811
1,000	Boston Private Financial Holdings, Inc.	5,880
1,625	Boston Properties, Inc.	144,787
1,988	Brandywine Realty Trust	15,924
1,325	BRE Properties, Inc.	56,100
3,075	Brookfield Properties Corp.	42,343
1,500	Brookline Bancorp, Inc.	11,565
1,400	Brown & Brown, Inc.	24,920
100	Camden National Corp.	2,723
825	Camden Property Trust	45,589
350	Capital City Bank Group, Inc.	3,640
4,850	Capital One Financial Corp.	192,205
3,839	CapitalSource, Inc.	23,571
1,000	Capitol Federal Financial, Inc.	10,560
700	CapLease, Inc.	2,527
1,700	Capstead Mortgage Corp.	19,618
100	Cardinal Financial Corp.	862
288	Cathay General Bancorp	3,277
3,825	CB Richard Ellis Group, Inc., Class A †	51,485

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 15.3% (continued)
1,780	CBL & Associates Properties, Inc.	$20,221
1,000	CBOE Holdings, Inc.	24,470
650	Cedar Shopping Centers, Inc.	2,021
12,914	Charles Schwab Corp. (The)	145,541
400	Charter Financial Corp.	3,752
500	Chemical Financial Corp.	7,655
11,900	Chimera Investment Corp.	32,963
3,600	Chubb Corp.	215,964
23	CIFC Corp. †	100
1,394	Cincinnati Financial Corp.	36,704
2,400	CIT Group, Inc. †	72,888
34,465	Citigroup, Inc.	882,993
2,500	City Bank †	500
600	City National Corp.	22,656
775	CME Group, Inc., Class A	190,960
1,000	CNA Financial Corp.	22,470
2,900	CNO Financial Group, Inc. †	15,689
750	CoBiz Financial, Inc.	3,353
1,000	Cogdell Spencer, Inc.	3,770
350	Cohen & Steers, Inc.	10,062
1,429	Colonial Properties Trust	25,951
276	Columbia Banking System, Inc.	3,952
2,433	Comerica, Inc.	55,886
1,181	Commerce Bancshares, Inc.	41,040
1,293	CommonWealth REIT	24,528
500	Community Bank System, Inc.	11,345
100	Community Trust Bancorp, Inc.	2,329
200	CompuCredit Holdings Corp. †	558
850	Corporate Office Properties Trust	18,513
1,863	Cousins Properties, Inc.	10,899
199	Cowen Group, Inc., Class A †	539
200	Crawford & Co., Class B	1,072
937	CubeSmart	7,993
950	Cullen/Frost Bankers, Inc.	43,567
1,000	CVB Financial Corp.	7,690
1,000	CYS Investments, Inc.	12,090
3,450	DCT Industrial Trust, Inc.	15,145
2,995	DDR Corp.	32,645
322	Delphi Financial Group, Inc., Class A	6,929
2,502	DiamondRock Hospitality Co.	17,489
1,000	Digital Realty Trust, Inc.	55,160
5,425	Discover Financial Services	124,450
1,100	Donegal Group, Inc., Class A	13,244
1,100	Douglas Emmett, Inc.	18,810
400	Duff & Phelps Corp., Class A	4,264
3,101	Duke Realty Corp.	32,560
700	DuPont Fabros Technology, Inc.	13,783
3,778	E*Trade Financial Corp. †	34,418
2,000	East West Bancorp, Inc.	29,820
1,325	Eaton Vance Corp.	29,508
1,000	Education Realty Trust, Inc.	8,590
1,500	eHealth, Inc. †	20,490
200	Encore Capital Group, Inc. †	4,370
700	Endurance Specialty Holdings, Ltd.	23,905
50	Enterprise Financial Services Corp.	680
300	Entertainment Properties Trust	11,694
500	Equity Lifestyle Properties, Inc.	31,350
1,000	Equity One, Inc.	15,860
3,479	Equity Residential	180,456
400	Essex Property Trust, Inc.	48,016
700	Everest Re Group, Ltd.	55,566
1,500	Extra Space Storage, Inc.	27,945
1,000	Ezcorp, Inc., Class A †	28,540
625	Federal Realty Investment Trust	51,506
1,200	Federated Investors, Inc., Class B	21,036
1,000	FelCor Lodging Trust, Inc. †	2,330

Shares		Value
Financials — 15.3% (continued)
2,291	Fidelity National Financial, Inc., Class A	$34,777
11,701	Fifth Third Bancorp	118,180
1,200	Financial Institutions, Inc.	17,112
100	First Acceptance Corp. †	123
827	First American Financial Corp.	10,586
300	First Bancorp	3,012
166	First BanCorp †	465
500	First Cash Financial Services, Inc. †	20,975
800	First Commonwealth Financial Corp.	2,960
425	First Community Bancshares, Inc.	4,335
100	First Financial Corp.	2,751
2,433	First Horizon National Corp.	14,501
650	First Industrial Realty Trust, Inc. †	5,200
50	First Marblehead Corp. (The) †	51
3,424	First Niagara Financial Group, Inc.	31,330
800	First Potomac Realty Trust	9,976
1,000	First Republic Bank †	23,160
1,007	FirstMerit Corp.	11,440
950	Flagstone Reinsurance Holdings SA	7,362
1,500	FNB Corp.	12,855
2,100	Forest City Enterprises, Inc., Class A †	22,386
1,760	Franklin Resources, Inc.	168,326
950	Franklin Street Properties Corp.	10,744
490	Frontier Financial Corp. †	42
2,734	Fulton Financial Corp.	20,915
4,665	General Growth Properties, Inc.	56,446
5,850	Genworth Financial, Inc., Class A †	33,579
400	Getty Realty Corp.	5,768
900	Glacier Bancorp, Inc.	8,433
1,000	Gleacher & Co., Inc. †	1,190
800	Glimcher Realty Trust	5,664
6,135	Goldman Sachs Group, Inc. (The)	580,064
435	Gramercy Capital Corp. †	1,366
338	Green Bankshares, Inc. †	429
300	Grubb & Ellis Co. †	127
1,000	Guaranty Bancorp †	1,200
100	Hallmark Financial Services †	737
627	Hancock Holding Co.	16,791
550	Hanmi Financial Corp. †	456
700	Hanover Insurance Group, Inc. (The)	24,850
200	Harleysville Group, Inc.	11,772
4,750	Hartford Financial Services Group, Inc.	76,665
1,000	Hatteras Financial Corp.	25,160
1,175	HCC Insurance Holdings, Inc.	31,784
4,625	HCP, Inc.	162,152
2,200	Health Care REIT, Inc.	102,960
500	Healthcare Realty Trust, Inc.	8,425
50	Heritage Commerce Corp. †	192
700	Hersha Hospitality Trust, Class A	2,422
650	Highwoods Properties, Inc.	18,369
1,500	Hilltop Holdings, Inc. †	10,815
660	Home Bancshares, Inc.	14,005
500	Home Properties, Inc.	28,380
1,000	Horace Mann Educators Corp.	11,410
1,500	Hospitality Properties Trust	31,845
8,624	Host Hotels & Resorts, Inc.	94,347
44	Howard Hughes Corp. (The) †	1,852
6,626	Hudson City Bancorp, Inc.	37,503
9,351	Huntington Bancshares, Inc.	44,885
100	ICG Group, Inc. †	921
85	IMPAC Mortgage Holdings, Inc. †	166
300	Infinity Property & Casualty Corp.	15,744
1,100	Inland Real Estate Corp.	8,030
1,500	Interactive Brokers Group, Inc., Class A	20,895
875	IntercontinentalExchange, Inc. †	103,477
700	International Bancshares Corp.	9,205

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 15.3% (continued)
500	International. FCStone, Inc. †	$10,380
550	Intervest Bancshares Corp., Class A †	1,474
1,000	Invesco Mortgage Capital, Inc.	14,130
5,700	Invesco, Ltd.	88,407
1,000	Investment Technology Group, Inc. †	9,790
800	Investors Bancorp, Inc. †	10,104
1,800	Investors Real Estate Trust	12,960
1,564	iStar Financial, Inc. †	9,102
2,475	Janus Capital Group, Inc.	14,850
1,700	Jefferies Group, Inc.	21,097
500	Jones Lang LaSalle, Inc.	25,905
46,159	JPMorgan Chase & Co.	1,390,309
600	Kearny Financial Corp.	5,304
350	Kemper Corp.	8,386
12,173	KeyCorp	72,186
700	Kilroy Realty Corp.	21,910
4,625	Kimco Realty Corp.	69,514
800	Kite Realty Group Trust	2,928
1,400	Knight Capital Group, Inc., Class A †	17,024
1,500	LaSalle Hotel Properties	28,800
1,700	Legg Mason, Inc.	43,707
2,505	Leucadia National Corp.	56,813
1,626	Lexington Realty Trust	10,634
1,450	Liberty Property Trust	42,209
3,700	Lincoln National Corp.	57,831
3,300	Loews Corp.	114,015
1,000	LPL Investment Holdings, Inc. †	25,420
1,372	M&T Bank Corp.	95,903
1,287	Macerich Co. (The)	54,865
1,500	Mack-Cali Realty Corp.	40,125
1,000	Maiden Holdings, Ltd.	7,390
5,370	Marsh & McLennan Cos., Inc.	142,520
244	MB Financial, Inc.	3,592
1,900	MBIA, Inc. †	13,813
967	Meadowbrook Insurance Group, Inc.	8,616
600	Medallion Financial Corp.	5,580
1,500	Medical Properties Trust, Inc.	13,425
9,921	MetLife, Inc.	277,887
2,600	MF Global Holdings, Ltd. †	10,738
4,000	MFA Financial, Inc.	28,080
1,500	MGIC Investment Corp. †	2,805
100	Mid-America Apartment Communities, Inc.	6,022
400	Montpelier Re Holdings, Ltd.	7,072
1,575	Moody's Corp.	47,959
19,325	Morgan Stanley	260,888
3,800	MPG Office Trust, Inc. †	8,018
1,072	MSCI, Inc., Class A †	32,514
600	Nara Bancorp, Inc. †	3,642
1,450	NASDAQ OMX Group, Inc. (The) †	33,553
400	National Interstate Corp.	8,792
2,500	National Penn Bancshares, Inc.	17,525
500	National Retail Properties, Inc.	13,435
500	NBT Bancorp, Inc.	9,310
4,312	New York Community Bancorp, Inc.	51,313
350	Newcastle Investment Corp.	1,425
10	North Valley Bancorp †	94
2,850	Northern Trust Corp.	99,693
156	NorthStar Realty Finance Corp.	515
875	Northwest Bancshares, Inc.	10,421
3,350	NYSE Euronext	77,854
300	Ocwen Financial Corp. †	3,963
1,500	Old National Bancorp	13,980
3,236	Old Republic International Corp.	28,865
400	Old Second Bancorp, Inc. †	504
1,800	Omega Healthcare Investors, Inc.	28,674

Shares		Value
Financials — 15.3% (continued)
600	OneBeacon Insurance Group, Ltd., Class A	$8,184
432	Oriental Financial Group, Inc.	4,177
400	Oritani Financial Corp.	5,144
200	Parkway Properties, Inc.	2,202
900	PartnerRe, Ltd.	47,043
1,000	Pebblebrook Hotel Trust	15,650
4,347	People's United Financial, Inc.	49,556
123	PHH Corp. †	1,978
1,250	Phoenix Cos., Inc. (The) †	1,525
2,100	Piedmont Office Realty Trust, Inc., Class A	33,957
1,500	Pinnacle Financial Partners, Inc. †	16,410
500	Platinum Underwriters Holdings, Ltd.	15,375
1,884	Plum Creek Timber Co., Inc.	65,394
1,725	PMI Group, Inc. (The) †	345
6,300	PNC Financial Services Group, Inc.	303,597
11,575	Popular, Inc. †	17,363
100	Portfolio Recovery Associates, Inc. †	6,222
600	Post Properties, Inc.	20,844
200	Preferred Bank †	1,588
1,000	Primerica †	21,560
100	Primus Guaranty, Ltd. †	527
3,400	Principal Financial Group, Inc.	77,078
1,222	PrivateBancorp, Inc., Class A	9,189
265	ProAssurance Corp.	19,085
6,125	Progressive Corp. (The)	108,780
4,735	ProLogis, Inc.	114,824
500	Prosperity Bancshares, Inc.	16,340
1,000	Protective Life Corp.	15,630
1,500	Provident Financial Services, Inc.	16,125
1,050	Provident New York Bancorp	6,111
5,850	Prudential Financial, Inc.	274,131
1,639	Public Storage	182,503
2,077	Pzena Investment Management, Inc., Class A	6,813
1,370	Radian Group, Inc.	3,000
66	RAIT Financial Trust	224
1,000	Ramco-Gershenson Properties Trust	8,200
1,200	Raymond James Financial, Inc.	31,152
1,501	Rayonier, Inc.	55,222
1,300	Realty Income Corp.	41,912
1,200	Redwood Trust, Inc.	13,404
1,025	Regency Centers Corp.	36,213
13,306	Regions Financial Corp.	44,309
850	Reinsurance Group of America, Inc., Class A	39,058
700	RenaissanceRe Holdings, Ltd.	44,660
50	Renasant Corp.	637
315	Republic Bancorp, Inc., Class A	5,579
250	Resource America, Inc., Class A	1,128
200	Resource Capital Corp.	1,000
1,000	RLJ Lodging Trust	12,770
1,700	Roma Financial Corp.	13,855
233	Sabra Health Care REIT, Inc.	2,223
200	Saul Centers, Inc.	6,762
700	SeaBright Holdings, Inc.	5,040
750	Seacoast Banking Corp. of Florida †	1,103
2,000	SEI Investments Co.	30,760
600	Selective Insurance Group, Inc.	7,830
1,650	Senior Housing Properties Trust	35,541
400	Signature Bank †	19,092
200	Simmons First National Corp., Class A	4,340
3,496	Simon Property Group, Inc.	384,490
1,000	SL Green Realty Corp.	58,150
5,500	SLM Corp.	68,475

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 15.3% (continued)
50	Southwest Bancorp, Inc.	$211
316	Sovran Self Storage, Inc.	11,746
500	St. Joe Co. (The) †	7,495
490	StanCorp Financial Group, Inc.	13,509
1,000	Starwood Property Trust, Inc.	17,160
400	State Auto Financial Corp.	5,260
6,015	State Street Corp.	193,442
50	Sterling Bancorp, Class N	363
300	Stewart Information Services Corp.	2,652
640	Stifel Financial Corp. †	16,998
2,100	Strategic Hotels & Resorts, Inc. †	9,051
50	Suffolk Bancorp	416
822	Sun Bancorp, Inc. †	2,178
500	Sun Communities, Inc.	17,595
2,595	Sunstone Hotel Investors, Inc. †	14,766
6,580	SunTrust Banks, Inc.	118,111
2,190	Susquehanna Bancshares, Inc.	11,979
450	SVB Financial Group †	16,650
1,000	Symetra Financial Corp.	8,150
10,831	Synovus Financial Corp.	11,589
3,525	T Rowe Price Group, Inc.	168,389
1,000	Tanger Factory Outlet Centers	26,010
500	Taubman Centers, Inc.	25,155
500	Taylor Capital Group, Inc. †	3,210
1,500	TCF Financial Corp.	13,740
3,103	TD Ameritrade Holding Corp.	45,630
50	Tejon Ranch Co. †	1,193
784	Texas Capital Bancshares, Inc. †	17,914
1,250	TFS Financial Corp. †	10,163
1,500	Torchmark Corp.	52,290
100	TowneBank	1,137
500	Transatlantic Holdings, Inc.	24,260
4,659	Travelers Cos., Inc. (The)	227,033
90	Tree.com, Inc. †	450
400	Trico Bancshares	4,908
1,208	Trustco Bank Corp.	5,388
1,000	Trustmark Corp.	18,150
23,009	U.S. Bancorp	541,632
2,328	UDR, Inc.	51,542
1,300	Umpqua Holdings Corp.	11,427
474	United Community Banks, Inc. †	4,024
317	United Community Financial Corp. †	434
403	United Financial Bancorp, Inc.	5,517
300	United Fire & Casualty Co.	5,307
336	United Security Bancshares †	1,008
200	Universal Health Realty Income Trust	6,722
3,407	Unum Group	71,411
500	Urstadt Biddle Properties, Inc., Class A	7,985
300	Validus Holdings, Ltd.	7,476
1,744	Valley National Bancorp	18,469
3,915	Ventas, Inc.	193,401
565	Virginia Commerce Bancorp, Inc. †	3,317
157	Virtus Investment Partners, Inc. †	8,418
5,450	Visa, Inc., Class A	467,174
2,377	Vornado Realty Trust	177,372
15	W Holding Co., Inc. †	3
1,187	W.R. Berkley Corp.	35,242
1,400	Waddell & Reed Financial, Inc., Class A	35,014
219	Walter Investment Management Corp.	5,022
1,333	Washington Federal, Inc.	16,982
1,250	Washington Real Estate Investment Trust	35,225
400	Washington Trust Bancorp, Inc.	7,912
550	Waterstone Financial, Inc. †	1,529
800	Webster Financial Corp.	12,240
1,700	Weingarten Realty Investors	35,989
58,923	Wells Fargo & Co.	1,421,223

Shares		Value
Financials — 15.3% (continued)
383	Westamerica Bancorporation	$14,677
1,150	Western Alliance Bancorp †	6,302
200	Westfield Financial, Inc.	1,318
80	White Mountains Insurance Group, Ltd.	32,460
700	Wilshire Bancorp, Inc. †	1,918
500	Wintrust Financial Corp.	12,905
10	WP Stewart & Co., Ltd. †	70
1,630	Zions Bancorporation	22,934
400	ZipRealty, Inc. †	580
		21,415,415
Health Care — 11.9%
18,500	Abbott Laboratories	946,090
100	Acadia Pharmaceuticals, Inc. †	108
300	Accretive Health, Inc. †	6,369
100	Adolor Corp. †	172
4,100	Aetna, Inc.	149,035
200	Affymetrix, Inc. †	980
3,746	Agilent Technologies, Inc. †	117,062
300	Air Methods Corp. †	19,101
400	Akorn, Inc. †	3,124
700	Albany Molecular Research, Inc. †	1,974
500	Alere, Inc. †	9,825
1,800	Alexion Pharmaceuticals, Inc. †	115,308
750	Align Technology, Inc. †	11,378
1,000	Alkermes PLC †	15,260
3,580	Allergan, Inc.	294,920
700	Alliance HealthCare Services, Inc. †	798
1,600	Allos Therapeutics, Inc. †	2,944
1,500	Allscripts Healthcare Solutions, Inc. †	27,030
1,321	Alnylam Pharmaceuticals, Inc. †	8,679
100	AMAG Pharmaceuticals, Inc. †	1,476
201	Amedisys, Inc. †	2,979
1,800	American Caresource Holdings, Inc. †	1,062
500	AMERIGROUP Corp. †	19,505
3,180	AmerisourceBergen Corp., Class A	118,519
10,502	Amgen, Inc.	577,085
300	Amicus Therapeutics, Inc. †	1,152
250	AMN Healthcare Services, Inc. †	1,002
400	Amsurg Corp., Class A †	9,000
2,250	Amylin Pharmaceuticals, Inc. †	20,767
600	Angeion Corp. †	2,706
500	Anika Therapeutics, Inc. †	2,750
300	Arena Pharmaceuticals, Inc. †	435
1,000	Ariad Pharmaceuticals, Inc. †	8,790
100	AspenBio Pharma, Inc. †	292
200	Atherogenics, Inc. † (b)	—
1,000	Auxilium Pharmaceuticals, Inc. †	14,990
6,288	Baxter International, Inc.	353,008
2,440	Becton Dickinson and Co.	178,901
800	Biodel, Inc. †	440
2,055	Biogen Idec, Inc. †	191,423
1,000	BioMarin Pharmaceutical, Inc. †	31,870
200	Bio-Rad Laboratories, Inc., Class A †	18,154
16,439	Boston Scientific Corp. †	97,154
18,650	Bristol-Myers Squibb Co.	585,237
1,000	Brookdale Senior Living, Inc., Class A †	12,540
1,000	Bruker Corp. †	13,530
200	BSD Medical Corp. †	532
825	C.R. Bard, Inc.	72,221
700	Cadence Pharmaceuticals, Inc. †	4,585
3,100	Cambrex Corp. †	15,624
100	Capital Senior Living Corp. †	617
3,986	Cardinal Health, Inc.	166,934
2,293	CareFusion Corp. †	54,917
500	Catalyst Health Solutions, Inc. †	28,845

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 11.9% (continued)
5,476	Celgene Corp. †	$339,074
1,133	Cell Therapeutics, Inc. †	1,201
27	Celldex Therapeutics, Inc. †	62
825	Cephalon, Inc. †	66,577
500	Cepheid, Inc. †	19,415
1,600	Cerner Corp. †	109,632
1,000	Charles River Laboratories International, Inc. †	28,620
3,400	CIGNA Corp.	142,596
200	Cleveland Biolabs, Inc. †	508
37	Codexis, Inc. †	169
1,100	Community Health Systems, Inc. †	18,304
100	Computer Programs & Systems, Inc.	6,615
243	Conceptus, Inc. †	2,544
300	CONMED Corp. †	6,903
400	Cooper Cos., Inc. (The)	31,660
1,500	Cornerstone Therapeutics, Inc. †	9,600
550	Covance, Inc. †	24,997
1,516	Coventry Health Care, Inc. †	43,676
500	Cubist Pharmaceuticals, Inc. †	17,660
300	Cyberonics, Inc. †	8,490
1,477	Cynosure, Inc., Class A †	14,903
2,300	Cytori Therapeutics, Inc. †	6,785
1,075	DaVita, Inc. †	67,370
1,700	Dendreon Corp. †	15,300
1,075	DENTSPLY International, Inc.	32,992
100	Dyax Corp. †	126
1,100	Edwards Lifesciences Corp. †	78,408
12,195	Eli Lilly & Co.	450,849
1,243	Emdeon, Inc., Class A †	23,356
793	Emergent Biosolutions, Inc. †	12,236
889	Emeritus Corp. †	12,535
1,650	Endo Pharmaceuticals Holdings, Inc. †	46,184
1,100	eResearchTechnology, Inc. †	4,906
800	Exelixis, Inc. †	4,368
6,200	Express Scripts, Inc., Class A †	229,834
100	Five Star Quality Care, Inc. †	250
3,600	Forest Laboratories, Inc. †	110,844
116	Furiex Pharmaceuticals, Inc. †	1,651
500	Galena Biopharma, Inc. †	505
200	Genomic Health, Inc. †	4,396
575	Gen-Probe, Inc. †	32,919
50	Gentiva Health Services, Inc. †	276
1,100	Geron Corp. †	2,332
8,800	Gilead Sciences, Inc. †	341,440
450	GTx, Inc. †	1,507
1,700	Halozyme Therapeutics, Inc. †	10,438
1,600	HCA Holdings, Inc. †	32,256
3,350	Health Management Associates, Inc., Class A †	23,182
700	Health Net, Inc. †	16,597
1,100	HealthSouth Corp. †	16,423
500	Healthspring, Inc. †	18,230
1,100	Henry Schein, Inc. †	68,211
300	Hill-Rom Holdings, Inc.	9,006
2,452	Hologic, Inc. †	37,295
1,740	Hospira, Inc. †	64,380
1,650	Human Genome Sciences, Inc. †	20,939
1,900	Humana, Inc.	138,187
200	ICU Medical, Inc. †	7,360
1,300	Idenix Pharmaceuticals, Inc. †	6,487
400	IDEXX Laboratories, Inc. †	27,588
1,388	Illumina, Inc. †	56,797
1,000	Immunogen, Inc. †	10,960
1,000	Impax Laboratories, Inc. †	17,890
2,300	Incyte Corp., Ltd. †	32,131

Shares		Value
Health Care — 11.9% (continued)
600	Infinity Pharmaceuticals, Inc. †	$4,230
300	Integra LifeSciences Holdings Corp. †	10,731
1,450	InterMune, Inc. †	29,290
405	Intuitive Surgical, Inc. †	147,533
200	IRIS International, Inc. †	1,794
1,000	Ironwood Pharmaceuticals, Inc., Class A †	10,800
700	Isis Pharmaceuticals, Inc. †	4,746
300	Jazz Pharmaceuticals, Inc. †	12,456
30,885	Johnson & Johnson	1,967,683
300	Keryx Biopharmaceuticals, Inc. †	900
650	Kinetic Concepts, Inc. †	42,829
400	KV Pharmaceutical Co., Class A †	540
1,075	Laboratory Corp. of America Holdings †	84,979
200	LCA-Vision, Inc. †	428
600	LHC Group, Inc. †	10,236
2,233	Life Technologies Corp. †	85,814
565	LifePoint Hospitals, Inc. †	20,702
16	Ligand Pharmaceuticals, Inc., Class B †	219
1,050	Lincare Holdings, Inc.	23,625
400	Magellan Health Services, Inc. †	19,320
500	MAKO Surgical Corp. †	17,110
1,600	MannKind Corp. †	6,064
50	Marina Biotech, Inc. †	7
600	Masimo Corp.	12,990
200	Maxygen, Inc.	1,094
2,750	McKesson Corp.	199,925
400	MedAssets, Inc. †	3,844
4,248	Medco Health Solutions, Inc. †	199,189
700	Medicis Pharmaceutical Corp., Class A	25,536
600	Mednax, Inc. †	37,584
1,000	MedQuist Holdings, Inc. †	7,560
12,668	Medtronic, Inc.	421,084
34,355	Merck & Co., Inc.	1,123,752
100	Merge Healthcare, Inc. †	609
300	Mettler-Toledo International, Inc. †	41,988
600	Molina Healthcare, Inc. †	9,264
200	Momenta Pharmaceuticals, Inc. †	2,300
5,350	Mylan, Inc. †	90,950
375	Myrexis, Inc. †	1,028
500	Myriad Genetics, Inc. †	9,370
300	National Healthcare Corp.	9,690
950	Nektar Therapeutics †	4,607
200	Neurocrine Biosciences, Inc. †	1,196
1,000	NuVasive, Inc. †	17,070
1,000	NxStage Medical, Inc. †	20,860
900	Oculus Innovative Sciences, Inc. †	1,350
1,300	Omnicare, Inc.	33,059
325	Onyx Pharmaceuticals, Inc. †	9,753
3,000	Opko Health, Inc. †	12,990
1,500	Optimer Pharmaceuticals, Inc. †	20,760
750	Orexigen Therapeutics, Inc. †	1,493
700	Owens & Minor, Inc.	19,936
50	Palomar Medical Technologies, Inc. †	394
1,500	PAREXEL International Corp. †	28,395
950	Patterson Cos., Inc.	27,198
800	PDI, Inc. †	5,360
1,100	PDL BioPharma, Inc.	6,105
1,517	PerkinElmer, Inc.	29,142
1,100	Perrigo Co.	106,821
93,704	Pfizer, Inc.	1,656,687
1,400	Pharmaceutical Product Development, Inc.	35,924
800	Pharmasset, Inc. †	65,896
381	PharMerica Corp. †	5,437
400	Pozen, Inc. †	964
800	Progenics Pharmaceuticals, Inc. †	4,592

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)
Shares		Value
Health Care — 11.9% (continued)
200	Providence Service Corp. (The) †	$2,130
1,500	PSS World Medical, Inc. †	29,535
200	PURE Bioscience, Inc. †	150
1,925	Quest Diagnostics, Inc.	95,018
1,000	Questcor Pharmaceuticals, Inc. †	27,260
600	Regeneron Pharmaceuticals, Inc. †	34,920
1,800	ResMed, Inc. †	51,822
1,600	Rigel Pharmaceuticals, Inc. †	11,776
418	RTI Biologics, Inc. †	1,375
1,000	Sagent Pharmaceuticals, Inc. †	20,240
600	Salix Pharmaceuticals, Ltd. †	17,760
300	Sangamo Biosciences, Inc. †	1,305
800	Savient Pharmaceuticals, Inc. †	3,280
1,500	Seattle Genetics, Inc. †	28,590
1,000	Select Medical Holdings Corp. †	6,670
1,500	Sequenom, Inc. †	7,635
600	Simulations Plus, Inc. †	1,872
350	Sirona Dental Systems, Inc. †	14,844
700	Skilled Healthcare Group, Inc., Class A †	2,527
600	Solta Medical, Inc. †	750
100	Somaxon Pharmaceuticals, Inc. †	90
3,750	St. Jude Medical, Inc.	135,713
650	STERIS Corp.	19,025
4,070	Stryker Corp.	191,819
233	Sun Healthcare Group, Inc. †	629
200	Symmetry Medical, Inc. †	1,544
400	Synta Pharmaceuticals Corp. †	1,300
1,000	Team Health Holdings, Inc. †	16,420
500	Techne Corp.	34,005
500	Teleflex, Inc.	26,885
5,626	Tenet Healthcare Corp. †	23,235
1,000	Theravance, Inc. †	20,140
4,459	Thermo Fisher Scientific, Inc. †	225,804
600	Thoratec Corp. †	19,584
1,000	TranS1, Inc. †	3,000
50	Transcend Services, Inc. †	1,127
80	Transcept Pharmaceuticals, Inc. †	530
600	Triple-S Management Corp., Class B †	10,050
600	United American Healthcare Corp. †	30
600	United Therapeutics Corp. †	22,494
12,812	UnitedHealth Group, Inc.	590,889
500	Universal American Corp.	5,030
1,100	Universal Health Services, Inc., Class B	37,400
1,200	Varian Medical Systems, Inc. †	62,592
500	VCA Antech, Inc. †	7,990
2,100	Vertex Pharmaceuticals, Inc. †	93,534
1,800	Viropharma, Inc. †	32,526
500	Volcano Corp. †	14,815
1,200	Waters Corp. †	90,588
1,350	Watson Pharmaceuticals, Inc. †	92,138
4,191	WellPoint, Inc.	273,588
2,400	Zimmer Holdings, Inc. †	128,400
200	Zoll Medical Corp. †	7,548
		16,693,834
Industrials — 10.2%
1,000	3D Systems Corp. †	13,990
7,875	3M Co.	565,346
1,500	A123 Systems, Inc. †	5,160
300	Acacia Research-Acacia Technologies †	10,797
1,240	Actuant Corp., Class A	24,490
300	Acuity Brands, Inc.	10,812
1,100	AECOM Technology Corp. †	19,437
850	AGCO Corp. †	29,385
1,000	Air Lease Corp., Class A †	19,200
1,200	Aircastle, Ltd.	11,424

Shares		Value
Industrials — 10.2% (continued)
300	Alaska Air Group, Inc. †	$16,887
100	Albany International Corp., Class A	1,825
450	Alexander & Baldwin, Inc.	16,439
250	Alliant Techsystems, Inc.	13,628
100	Amerco, Inc. †	6,245
1,575	AMETEK, Inc.	51,928
3,275	AMR Corp. †	9,694
1,500	AMREP Corp. †	10,875
500	Apogee Enterprises, Inc.	4,295
200	Armstrong World Industries, Inc.	6,888
250	Ascent Solar Technologies, Inc. †	187
200	Astec Industries, Inc. †	5,856
1,100	Avery Dennison Corp.	27,588
992	Avis Budget Group, Inc. †	9,593
300	AZZ, Inc.	11,631
1,437	Babcock & Wilcox Co. †	28,093
200	Badger Meter, Inc.	5,786
600	Barnes Group, Inc.	11,550
1,075	BE Aerospace, Inc. †	35,593
500	Blount International, Inc. †	6,680
900	BlueLinx Holdings, Inc. †	1,305
7,200	Boeing Co. (The)	435,672
445	Brady Corp., Class A	11,761
450	Brink's Co. (The)	10,490
450	Builders FirstSource, Inc. †	572
150	Building Materials Holding Corp. † (b)	—
4	C&D Technologies, Inc. †	30
500	Carlisle Cos., Inc.	15,940
100	Casella Waste Systems, Inc., Class A †	526
6,800	Caterpillar, Inc.	502,112
1,300	CBIZ, Inc. †	8,567
400	CDI Corp.	4,272
400	Ceco Environmental Corp.	2,292
300	Celadon Group, Inc.	2,664
800	Cenveo, Inc. †	2,408
1,850	CH Robinson Worldwide, Inc.	126,669
400	Chart Industries, Inc. †	16,868
1,032	Cintas Corp.	29,040
400	CLARCOR, Inc.	16,552
540	Clean Harbors, Inc. †	27,702
300	Coleman Cable, Inc. †	2,538
400	Columbus McKinnon Corp. †	4,384
900	Comfort Systems USA, Inc.	7,488
300	Commercial Vehicle Group, Inc. †	1,971
100	Competitive Technologies, Inc. †	138
550	Con-way, Inc.	12,171
700	Copart, Inc. †	27,384
800	Corrections Corp. of America †	18,152
1,750	Covanta Holding Corp.	26,582
100	Covenant Transportation Group, Inc., Class A †	365
300	Crane Co.	10,707
10,850	CSX Corp.	202,569
2,000	Cummins, Inc.	163,320
300	Curtiss-Wright Corp.	8,649
6,136	Danaher Corp.	257,344
5,050	Deere & Co.	326,078
10,050	Delta Air Lines, Inc. †	75,375
1,500	Dolan Co. (The) †	13,485
500	Dollar Thrifty Automotive Group, Inc. †	28,150
900	Donaldson Co., Inc.	49,320
2,550	Dover Corp.	118,830
500	Dun & Bradstreet Corp.	30,630
100	DXP Enterprises, Inc. †	1,883
400	Dynamic Materials Corp.	6,300
1,800	Eagle Bulk Shipping, Inc. †	2,826

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 10.2% (continued)
3,800	Eaton Corp.	$134,900
500	EMCOR Group, Inc.	10,165
8,900	Emerson Electric Co.	367,659
700	Empire Resources, Inc.	1,925
550	Encore Wire Corp.	11,319
1,300	Ener1, Inc. †	178
500	Energy Recovery, Inc. †	1,505
2,500	EnergySolutions, Inc. †	8,825
300	EnerNOC, Inc. †	2,700
1,000	EnerSys †	20,020
50	Ennis, Inc.	653
1,375	Equifax, Inc.	42,267
200	ESCO Technologies, Inc.	5,100
1,500	Excel Maritime Carriers, Ltd., Class A †	3,120
2,825	Expeditors International of Washington, Inc.	114,554
3,000	Fastenal Co.	99,840
1,000	Federal Signal Corp.	4,420
2,982	FedEx Corp.	201,822
200	Flanders Corp. †	590
700	Flowserve Corp.	51,800
1,900	Fluor Corp.	88,445
300	Franklin Electric Co., Inc.	10,884
500	FreightCar America, Inc. †	7,205
100	Frozen Food Express Industries †	199
600	FTI Consulting, Inc. †	22,086
700	Fuel Tech, Inc. †	4,074
500	FuelCell Energy, Inc. †	420
300	Furmanite Corp. †	1,623
750	Gardner Denver, Inc.	47,662
200	GATX Corp.	6,198
1,500	GenCorp, Inc. †	6,735
625	General Cable Corp. †	14,594
3,840	General Dynamics Corp.	218,458
125,746	General Electric Co.	1,916,369
1,000	Geo Group, Inc. (The) †	18,560
1,625	Goodrich Corp.	196,105
406	Gorman-Rupp Co. (The)	10,024
487	Graco, Inc.	16,626
1,350	GrafTech International, Ltd. †	17,145
400	Granite Construction, Inc.	7,508
1,500	Great Lakes Dredge & Dock Corp.	6,105
550	Greenbrier Cos., Inc. †	6,407
350	Griffon Corp. †	2,863
850	Hardinge, Inc.	7,004
1,200	Harsco Corp.	23,268
1,500	Hawaiian Holdings, Inc. †	6,315
200	Heidrick & Struggles International, Inc.	3,290
600	Herman Miller, Inc.	10,716
2,150	Hertz Global Holdings, Inc. †	19,135
1,550	Hexcel Corp. †	34,348
300	Hill International, Inc. †	1,404
400	HNI Corp.	7,652
600	Hoku Corp. †	960
8,425	Honeywell International, Inc.	369,942
1,050	Horizon Lines, Inc., Class A	449
300	Hubbell, Inc., Class B	14,862
525	Huntington Ingalls Industries, Inc. †	12,773
400	Hurco Cos., Inc. †	8,120
200	Huron Consulting Group, Inc. †	6,226
975	IDEX Corp.	30,381
450	IHS, Inc., Class A †	33,665
1,000	II-VI, Inc. †	17,500
5,466	Illinois Tool Works, Inc.	227,386
875	Industrial Services of America, Inc. †	5,136
2,500	Innerworkings, Inc. †	19,600

Shares		Value
Industrials — 10.2% (continued)
500	Innovaro, Inc. †	$790
100	Innovative Solutions & Support, Inc. †	483
36	Insperity, Inc.	801
500	Integrated Electrical Services, Inc. †	1,035
1,300	Interface, Inc., Class A	15,418
500	Interline Brands, Inc. †	6,435
400	International Shipholding Corp.	7,396
400	Intersections, Inc.	5,140
1,650	Iron Mountain, Inc.	52,173
2,200	ITT Corp.	92,400
1,000	Jacobs Engineering Group, Inc. †	32,290
1,075	JB Hunt Transport Services, Inc.	38,829
2,525	JetBlue Airways Corp. †	10,352
251	John Bean Technologies Corp.	3,579
1,075	Joy Global, Inc.	67,059
200	Kadant, Inc. †	3,552
1,323	Kansas City Southern †	66,097
1,000	KAR Auction Services, Inc. †	12,110
1,550	KBR, Inc.	36,627
400	Kelly Services, Inc., Class A	4,560
500	Kennametal, Inc.	16,370
150	Kforce, Inc. †	1,471
700	Kimball International, Inc., Class B	3,402
600	Kirby Corp. †	31,584
387	Knight Transportation, Inc.	5,151
500	Knoll, Inc.	6,850
10	Kratos Defense & Security Solutions, Inc. †	67
1,375	L-3 Communications Holdings, Inc., Class 3	85,209
600	Landstar System, Inc.	23,736
600	Layne Christensen Co. †	13,860
100	LECG Corp. †	2
657	Lennox International, Inc.	16,937
1,000	Lincoln Electric Holdings, Inc.	29,010
200	Lindsay Corp.	10,760
100	LMI Aerospace, Inc. †	1,706
2,850	Lockheed Martin Corp.	207,024
700	LSI Industries, Inc.	4,361
400	M&F Worldwide Corp. †	9,848
1,600	Manitowoc Co., Inc. (The)	10,736
1,002	Manpower, Inc.	33,687
100	Marten Transport, Ltd.	1,724
3,250	Masco Corp.	23,140
1,000	MasTec, Inc. †	17,610
1,550	Meritor, Inc. †	10,943
3,150	Metalico, Inc. †	12,285
300	Mfri, Inc. †	2,160
200	Michael Baker Corp. †	3,826
1,081	Mobile Mini, Inc. †	17,772
300	MSC Industrial Direct Co., Class A	16,938
1,900	Mueller Water Products, Inc., Class A	4,712
200	NACCO Industries, Inc., Class A	12,680
1,500	Navigant Consulting, Inc. †	13,905
700	Navistar International Corp. †	22,484
500	NCI Building Systems, Inc. †	3,780
600	Nordson Corp.	23,844
4,000	Norfolk Southern Corp.	244,080
2,650	Northrop Grumman Corp.	138,224
1,000	Old Dominion Freight Line, Inc. †	28,970
100	On Assignment, Inc. †	707
500	Orion Energy Systems, Inc. †	1,325
1,000	Oshkosh Corp. †	15,740
1,250	Owens Corning †	27,100
4,755	PACCAR, Inc.	160,814
3,000	Pacer International, Inc. †	11,250

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 10.2% (continued)
1,250	Pall Corp.	$53,000
1,993	Parker Hannifin Corp.	125,818
1,300	Pentair, Inc.	41,613
600	Pike Electric Corp. †	4,062
2,125	Pitney Bowes, Inc.	39,950
300	Polypore International, Inc. †	16,956
250	PowerSecure International, Inc. †	1,182
1,620	Precision Castparts Corp.	251,845
1,000	Quanex Building Products Corp.	10,950
2,450	Quanta Services, Inc. †	46,035
300	Raven Industries, Inc.	14,460
4,000	Raytheon Co.	163,480
400	Regal-Beloit Corp.	18,152
1,500	Republic Airways Holdings, Inc. †	4,245
3,818	Republic Services, Inc., Class A	107,133
200	Resources Connection, Inc.	1,956
447	Robbins & Myers, Inc.	15,515
1,700	Robert Half International, Inc.	36,074
1,800	Rockwell Automation, Inc.	100,800
1,825	Rockwell Collins, Inc.	96,287
1,050	Rollins, Inc.	19,646
1,350	Roper Industries, Inc.	93,029
1,000	RPX Corp. †	20,710
1,850	RR Donnelley & Sons Co.	26,122
1,200	RSC Holdings, Inc. †	8,556
75	Rush Enterprises, Inc., Class A †	1,062
400	Ryder System, Inc.	15,004
150	Saia, Inc. †	1,578
100	Sauer-Danfoss, Inc. †	2,890
400	School Specialty, Inc. †	2,852
1,200	Shaw Group, Inc. (The) †	26,088
300	SIFCO Industries, Inc.	5,502
50	Simpson Manufacturing Co., Inc.	1,246
1,100	Skywest, Inc.	12,661
600	Snap-on, Inc.	26,640
7,799	Southwest Airlines Co.	62,704
1,000	Spirit Aerosystems Holdings, Inc., Class A †	15,950
1,000	Spirit Airlines, Inc. †	12,500
584	SPX Corp.	26,461
1,350	Standard Register Co. (The)	3,416
50	Standex International Corp.	1,557
1,000	Steelcase, Inc., Class A	6,310
1,075	Stericycle, Inc. †	86,774
1,000	Swift Transportation Co., Class A †	6,440
102	SYKES Enterprises, Inc. †	1,525
100	Sypris Solutions, Inc. †	304
500	TAL International Group, Inc.	12,470
200	Taser International, Inc. †	862
500	Team, Inc. †	10,490
500	Tecumseh Products Co., Class A †	3,645
250	Tennant Co.	8,843
1,300	Terex Corp. †	13,338
743	Tetra Tech, Inc. †	13,924
700	Textainer Group Holdings, Ltd.	14,196
3,200	Textron, Inc.	56,448
600	Thomas & Betts Corp. †	23,946
800	Timken Co.	26,256
312	Titan International, Inc.	4,680
300	Toro Co. (The)	14,781
700	Towers Watson & Co., Class A	41,846
600	TransDigm Group, Inc. †	49,002
100	TRC Cos., Inc. †	301
1,071	Tredegar Corp.	15,883
300	Trex Co., Inc. †	4,809
100	Trimas Corp. †	1,485

Shares		Value
Industrials — 10.2% (continued)
900	Trinity Industries, Inc.	$19,269
300	Triumph Group, Inc.	14,622
800	TrueBlue, Inc. †	9,064
500	Tutor Perini Corp.	5,745
400	Twin Disc, Inc.	10,668
200	Ultralife Corp. †	998
200	Unifirst Corp.	9,058
5,060	Union Pacific Corp.	413,250
3,805	United Continental Holdings, Inc. †	73,741
8,800	United Parcel Service, Inc., Class B	555,720
1,100	United Rentals, Inc. †	18,524
9,544	United Technologies Corp.	671,516
850	URS Corp. †	25,211
1,500	US Airways Group, Inc. †	8,250
500	US Ecology, Inc.	7,735
200	US Home Systems, Inc.	998
900	UTi Worldwide, Inc.	11,736
3,400	Valence Technology, Inc. †	3,536
1,500	Verisk Analytics, Inc., Class A †	52,155
400	Viad Corp.	6,792
300	Vicor Corp.	2,625
750	Volt Information Sciences, Inc. †	5,025
50	Wabash National Corp. †	239
591	WABCO Holdings, Inc. †	22,375
300	Wabtec Corp.	15,861
1,462	Waste Connections, Inc.	49,445
4,050	Waste Management, Inc.	131,868
300	Watts Water Technologies, Inc., Class A	7,995
250	Werner Enterprises, Inc.	5,208
600	WESCO International, Inc. †	20,130
500	Woodward Governor Co.	13,700
800	WW Grainger, Inc.	119,632
		14,225,018
Information Technology — 18.2%
546	Accelrys, Inc. †	3,309
600	Acme Packet, Inc. †	25,554
4,638	Activision Blizzard, Inc.	55,192
800	Acxiom Corp. †	8,512
600	ADDvantage Technologies Group, Inc. †	1,356
5,684	Adobe Systems, Inc. †	137,382
2,700	ADPT Corp. †	7,236
600	ADTRAN, Inc.	15,876
500	Advanced Analogic Technologies, Inc. †	2,165
700	Advanced Energy Industries, Inc. †	6,034
6,750	Advanced Micro Devices, Inc. †	34,290
1,000	Advent Software, Inc. †	20,850
500	Aehr Test Systems †	450
1,000	Aeroflex Holding Corp. †	9,100
500	Agilysys, Inc. †	3,565
2,559	Akamai Technologies, Inc. †	50,873
650	Alliance Data Systems Corp. †	60,255
2,950	Altera Corp.	93,013
1,050	Amkor Technology, Inc. †	4,578
2,025	Amphenol Corp., Class A	82,559
300	Anadigics, Inc. †	648
3,350	Analog Devices, Inc.	104,687
200	Anaren, Inc. †	3,830
922	ANSYS, Inc. †	45,215
1,441	AOL, Inc. †	17,292
10,305	Apple, Inc. †	3,928,060
15,383	Applied Materials, Inc.	159,214
1,500	Applied Micro Circuits Corp. †	8,055
1,000	Ariba, Inc. †	27,710
854	Arris Group, Inc. †	8,796
1,350	Arrow Electronics, Inc. †	37,503

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 18.2% (continued)
1,500	Aruba Networks, Inc. †	$31,365
700	Aspen Technology, Inc. †	10,689
100	Astea International, Inc. †	250
5,250	Atmel Corp. †	42,367
486	ATMI, Inc. †	7,689
2,200	Autodesk, Inc. †	61,116
5,925	Automatic Data Processing, Inc.	279,364
1,778	Aviat Networks, Inc. †	4,178
1,825	Avnet, Inc. †	47,596
1,000	AVX Corp.	11,870
289	Axcelis Technologies, Inc. †	347
22	BearingPoint, Inc. † (b)	—
300	Bel Fuse, Inc., Class B	4,677
1,150	Benchmark Electronics, Inc. †	14,962
150	BigBand Networks, Inc. †	192
600	Bitstream, Inc., Class A †	3,450
298	Black Box Corp.	6,362
300	Blackbaud, Inc.	6,681
1,942	BMC Software, Inc. †	74,884
1,000	Booz Allen Hamilton Holding Corp., Class A †	14,870
2,600	Brightpoint, Inc. †	23,946
5,465	Broadcom Corp., Class A	181,930
1,250	Broadridge Financial Solutions, Inc.	25,175
7,350	Brocade Communications Systems, Inc. †	31,752
106	Brooks Automation, Inc.	864
100	BTU International, Inc. †	444
4,322	CA, Inc.	83,890
100	Cabot Microelectronics Corp. †	3,439
2,402	Cadence Design Systems, Inc. †	22,194
175	Calix, Inc. †	1,365
200	Callidus Software, Inc. †	922
200	Cascade Microtech, Inc. †	726
1,000	Cavium, Inc. †	27,010
900	CIBER, Inc. †	2,727
997	Ciena Corp. †	11,166
200	Cinedigm Digital Cinema Corp., Class A †	240
400	Cirrus Logic, Inc. †	5,896
65,523	Cisco Systems, Inc.	1,014,951
2,125	Citrix Systems, Inc. †	115,876
500	Cognex Corp.	13,555
3,325	Cognizant Technology Solutions Corp., Class A †	208,477
400	Coherent, Inc. †	17,184
1,880	Computer Sciences Corp.	50,478
2,025	Compuware Corp. †	15,511
400	comScore, Inc. †	6,748
100	Comtech Telecommunications Corp.	2,809
400	Constant Contact, Inc. †	6,916
1,300	Convergys Corp. †	12,194
1,827	CoreLogic, Inc. †	19,494
500	Cornerstone OnDemand, Inc. †	6,270
15,969	Corning, Inc.	197,377
100	Cray, Inc. †	531
900	Cree, Inc. †	23,382
200	Crexendo, Inc.	580
1,128	CSG Systems International, Inc. †	14,258
100	CTS Corp.	813
1,625	Cypress Semiconductor Corp.	24,326
800	Daktronics, Inc.	6,864
600	Datalink Corp. †	4,080
500	DealerTrack Holdings, Inc. †	7,835
18,000	Dell, Inc. †	254,700
403	Deltek, Inc. †	2,422
1,000	Demand Media, Inc. †	8,000
388	Dice Holdings, Inc. †	3,034

Shares		Value
Information Technology — 18.2% (continued)
650	Diebold, Inc.	$17,881
400	Digital Ally, Inc. †	308
700	Digital River, Inc. †	14,511
300	Diodes, Inc. †	5,376
300	Ditech Networks, Inc. †	312
200	Document Security Systems, Inc. †	580
1,500	Dolby Laboratories, Inc., Class A †	41,160
400	DST Systems, Inc.	17,532
1,421	Earthlink, Inc.	9,279
12,650	eBay, Inc. †	373,048
331	Ebix, Inc.	4,866
150	Echelon Corp. †	1,052
1,000	EchoStar Corp., Class A †	22,610
100	Electro Scientific Industries, Inc. †	1,189
3,600	Electronic Arts, Inc. †	73,620
729	Electronics for Imaging, Inc. †	9,820
22,779	EMC Corp. †	478,131
500	Emcore Corp. †	495
1,000	Emulex Corp. †	6,400
1,836	Entegris, Inc. †	11,714
16	Entorian Technologies, Inc. †	49
1,500	EPIQ Systems, Inc.	18,795
400	Equinix, Inc. †	35,532
38	Evergreen Solar, Inc. †	1
500	Exar Corp. †	2,855
200	Extreme Networks †	530
900	F5 Networks, Inc. †	63,945
550	Factset Research Systems, Inc.	48,934
1,000	Fair Isaac Corp.	21,830
1,250	Fairchild Semiconductor International, Inc., Class A †	13,500
900	FalconStor Software, Inc. †	2,628
200	FARO Technologies, Inc. †	6,310
2,610	Fidelity National Information Services, Inc.	63,475
1,200	Finisar Corp. †	21,048
700	First Solar, Inc. †	44,247
1,628	Fiserv, Inc. †	82,654
700	FleetCor Technologies, Inc. †	18,382
1,500	FLIR Systems, Inc.	37,575
350	Formfactor, Inc. †	2,180
255	Forrester Research, Inc.	8,290
1,000	Fortinet, Inc. †	16,800
1,000	Freescale Semiconductor Holdings I, Ltd. †	11,030
1,100	Gartner, Inc. †	38,357
1,000	Genpact, Ltd. †	14,390
102	GigOptix, Inc. †	168
1,850	Global Cash Access Holdings, Inc. †	4,736
1,050	Global Payments, Inc.	42,410
200	Globecomm Systems, Inc. †	2,702
400	Glu Mobile, Inc. †	844
2,840	Google, Inc., Class A †	1,460,839
1,100	GT Advanced Technologies, Inc. †	7,722
200	Guidance Software, Inc. †	1,298
800	Harmonic, Inc. †	3,408
1,225	Harris Corp.	41,858
25,677	Hewlett-Packard Co.	576,449
300	Hittite Microwave Corp. †	14,610
1,100	Hutchinson Technology, Inc. †	2,156
1,000	IAC/InterActive Corp. †	39,550
100	ID Systems, Inc. †	510
1,399	Idearc, Inc. † (b)	—
100	iGO, Inc. †	128
50	Ikanos Communications, Inc. †	43
600	Infinera Corp. †	4,632

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 18.2% (continued)
1,075	Informatica Corp. †	$44,021
100	Infosonics Corp. †	55
250	Infospace, Inc. †	2,090
2,100	Ingram Micro, Inc., Class A †	33,873
500	Insight Enterprises, Inc. †	7,570
1,560	Integrated Device Technology, Inc. †	8,034
400	Integrated Silicon Solution, Inc. †	3,124
62,866	Intel Corp.	1,340,932
350	Interactive Intelligence Group †	9,502
600	InterDigital, Inc.	27,948
200	Intermec, Inc. †	1,304
371	Internap Network Services Corp. †	1,825
13,435	International Business Machines Corp.	2,351,528
350	International Rectifier Corp. †	6,517
82	Internet Media Services, Inc. †	7
600	Interphase Corp. †	2,484
850	Intersil Corp., Class A	8,746
3,225	Intuit, Inc.	152,994
300	INX, Inc. †	2,082
381	IPG Photonics Corp. †	16,551
500	Itron, Inc. †	14,750
1,200	Ixia †	9,204
800	IXYS Corp. †	8,704
450	j2 Global Communications, Inc.	12,105
2,400	Jabil Circuit, Inc.	42,696
1,000	Jack Henry & Associates, Inc.	28,980
550	JDA Software Group, Inc. †	12,892
3,203	JDS Uniphase Corp. †	31,934
6,165	Juniper Networks, Inc. †	106,408
233	Kemet Corp. †	1,666
600	KEY Tronic Corp. †	2,058
100	Keynote Systems, Inc.	2,113
1,625	KLA-Tencor Corp.	62,205
400	Kulicke & Soffa Industries, Inc. †	2,984
1,225	Lam Research Corp. †	46,525
200	Lattice Semiconductor Corp. †	1,050
100	LeCroy Corp. †	790
500	Lender Processing Services, Inc.	6,845
375	Lexmark International, Inc., Class A †	10,136
2,100	Limelight Networks, Inc. †	4,956
1,725	Linear Technology Corp.	47,696
200	Littelfuse, Inc.	8,042
10	LiveWire Mobile, Inc.	9
193	Local.com Corp. †	467
200	LoJack Corp. †	634
700	LoopNet, Inc. †	11,991
200	Loral Space & Communications, Inc. †	10,020
100	LRAD Corp. †	184
8,510	LSI Corp. †	44,082
50	Magma Design Automation, Inc. †	227
600	MakeMusic, Inc. †	2,952
200	Marchex, Inc., Class B	1,700
700	Market Leader, Inc. †	1,568
5,750	Marvell Technology Group, Ltd. †	83,548
1,255	Mastercard, Inc., Class A	398,036
400	Mattson Technology, Inc. †	468
1,900	Maxim Integrated Products, Inc.	44,327
200	Measurement Specialties, Inc. †	5,192
3,575	MEMC Electronic Materials, Inc. †	18,733
1,200	Mentor Graphics Corp. †	11,544
100	Mercury Computer Systems, Inc. †	1,150
400	Methode Electronics, Inc.	2,972
600	Micrel, Inc.	5,682
1,537	Microchip Technology, Inc.	47,816
10,552	Micron Technology, Inc. †	53,182
1,400	Micronetics, Inc. †	8,596

Shares		Value
Information Technology — 18.2% (continued)
500	MICROS Systems, Inc. †	$21,955
650	Microsemi Corp. †	10,387
92,940	Microsoft Corp.	2,313,277
200	MIPS Technologies, Inc., Class A †	968
600	MKS Instruments, Inc.	13,026
1,175	Molex, Inc.	23,935
5,300	MoneyGram International, Inc. †	12,349
500	Monolithic Power Systems, Inc. †	5,090
1,550	Monster Worldwide, Inc. †	11,129
100	MoSys, Inc. †	366
3,395	Motorola Mobility Holdings, Inc. †	128,263
3,880	Motorola Solutions, Inc.	162,572
4	Move, Inc. †	6
328	Multi-Fineline Electronix, Inc. †	6,540
200	Nanometrics, Inc. †	2,900
900	NAPCO Security Technologies, Inc. †	2,061
1,012	National Instruments Corp.	23,134
1,925	NCR Corp. †	32,513
3,450	NetApp, Inc. †	117,093
500	Netlist, Inc. †	600
800	Netlogic Microsystems, Inc. †	38,488
400	Netscout Systems, Inc. †	4,568
600	NetSuite, Inc. †	16,206
100	Network Equipment Technologies, Inc. †	194
750	NeuStar, Inc., Class A †	18,855
200	Newport Corp. †	2,162
1,000	NIC, Inc.	11,450
50	Novatel Wireless, Inc. †	151
500	Novellus Systems, Inc. †	13,630
3,050	Nuance Communications, Inc. †	62,098
100	NVE Corp. †	6,066
5,825	NVIDIA Corp. †	72,813
600	Omnivision Technologies, Inc. †	8,424
5,105	ON Semiconductor Corp. †	36,603
100	Online Resources Corp. †	255
285	OpenTable, Inc. †	13,113
311	Openwave Systems, Inc. †	485
100	Opnet Technologies, Inc.	3,491
50	Opnext, Inc. †	63
46,830	Oracle Corp.	1,345,894
200	OSI Systems, Inc. †	6,704
33	Overland Storage, Inc. †	80
100	PAR Technology Corp. †	335
1,240	Parametric Technology Corp. †	19,071
600	Park Electrochemical Corp.	12,822
200	Parkervision, Inc. †	180
3,650	Paychex, Inc.	96,250
400	PC Mall, Inc. †	2,108
300	Pegasystems, Inc.	9,183
100	Pericom Semiconductor Corp. †	741
8	Pfsweb, Inc. †	30
33	Pixelworks, Inc. †	70
100	Planar Systems, Inc. †	200
450	Plantronics, Inc.	12,803
100	PLX Technology, Inc. †	301
2,225	PMC - Sierra, Inc. †	13,306
1,900	Polycom, Inc. †	34,903
300	Power Integrations, Inc.	9,183
200	Power-One, Inc. †	900
380	Powerwave Technologies, Inc. †	654
220	PRGX Global, Inc. †	1,038
40	QAD, Inc., Class B †	406
1,000	QLIK Technologies, Inc. †	21,660
1,650	QLogic Corp. †	20,922
19,825	QUALCOMM, Inc.	964,090
500	Quest Software, Inc. †	7,940

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 18.2% (continued)
900	Rackspace Hosting, Inc. †	$30,726
1,000	Rambus, Inc. †	14,000
1,000	RealD, Inc. †	9,350
681	RealNetworks, Inc.	5,741
1,490	Red Hat, Inc. †	62,967
600	Relm Wireless Corp. †	588
600	Renaissance Learning, Inc.	10,068
2,627	RF Micro Devices, Inc. †	16,655
200	RightNow Technologies, Inc. †	6,610
1,400	Riverbed Technology, Inc. †	27,944
300	Rosetta Stone, Inc. †	2,745
1,020	Rovi Corp. †	43,840
340	Rudolph Technologies, Inc. †	2,275
900	S1 Corp. †	8,253
3,925	SAIC, Inc. †	46,354
1,100	Salesforce.com, Inc. †	125,708
2,325	SanDisk Corp. †	93,814
1,833	Sanmina-SCI Corp. †	12,244
1,650	Sapient Corp.	16,731
300	Scansource, Inc. †	8,868
1,500	Semtech Corp. †	31,650
300	ShoreTel, Inc. †	1,494
100	Silicon Image, Inc. †	587
500	Silicon Laboratories, Inc. †	16,755
1,707	Skyworks Solutions, Inc. †	30,624
300	Smith Micro Software, Inc. †	456
500	SolarWinds, Inc. †	11,010
800	Solera Holdings, Inc.	40,400
4,725	Sonus Networks, Inc. †	10,253
300	Sourcefire, Inc. †	8,028
900	Spire Corp. †	1,350
1,000	SS&C Technologies Holdings, Inc. †	14,290
200	STEC, Inc. †	2,028
600	SuccessFactors, Inc. †	13,794
1,000	SunPower Corp., Class A †	8,090
430	Sycamore Networks, Inc.	7,762
8,383	Symantec Corp. †	136,643
100	Symmetricom, Inc. †	434
300	SYNNEX Corp. †	7,860
1,417	Synopsys, Inc. †	34,518
300	Syntel, Inc.	12,957
550	Take-Two Interactive Software, Inc. †	6,996
900	Tech Data Corp. †	38,907
800	TechTarget, Inc. †	4,568
1,500	Tekelec †	9,060
5,404	Tellabs, Inc.	23,183
2,200	Teradata Corp. †	117,766
1,825	Teradyne, Inc. †	20,093
1,000	Tessco Technologies, Inc.	13,290
400	Tessera Technologies, Inc. †	4,776
12,272	Texas Instruments, Inc.	327,049
1,000	THQ, Inc. †	1,730
1,825	TIBCO Software, Inc. †	40,862
800	TiVo, Inc. †	7,472
200	TNS, Inc. †	3,760
1,937	Total System Services, Inc.	32,793
100	Travelzoo, Inc. †	2,199
150	Trident Microsystems, Inc. †	78
1,267	Trimble Navigation, Ltd. †	42,508
500	Trio-Tech International †	1,355
1,300	TriQuint Semiconductor, Inc. †	6,526
1,200	TTM Technologies, Inc. †	11,412
500	Tyler Technologies, Inc. †	12,640
400	Ultimate Software Group, Inc. †	18,688
427	Unisys Corp. †	6,700
800	United Online, Inc.	4,184

Shares		Value
Information Technology — 18.2% (continued)
700	Universal Display Corp. †	$33,558
200	UTStarcom Holdings Corp. †	204
505	ValueClick, Inc. †	7,858
850	Varian Semiconductor Equipment Associates, Inc. †	51,978
450	VASCO Data Security International, Inc. †	2,300
1,015	VeriFone Systems, Inc. †	35,545
1,416	VeriSign, Inc.	40,512
55	Viasystems Group, Inc. †	968
425	Vicon Industries, Inc. †	1,364
1,000	VirnetX Holding Corp. †	14,990
1,000	Virtusa Corp. †	13,200
1,806	Vishay Intertechnology, Inc. †	15,098
129	Vishay Precision Group, Inc. †	1,700
800	VMware, Inc., Class A †	64,304
300	Volterra Semiconductor Corp. †	5,769
200	Web.com Group, Inc. †	1,396
958	WebMD Health Corp., Class A †	28,884
300	WebMediaBrands, Inc. †	192
3,025	Western Digital Corp. †	77,803
7,854	Western Union Co. (The)	120,088
200	Wireless Ronin Technologies, Inc. †	270
100	WPCS International, Inc. †	205
15,678	Xerox Corp.	109,276
2,175	Xilinx, Inc.	59,682
800	XO Group, Inc. †	6,536
900	X-Rite, Inc. †	3,357
12,700	Yahoo!, Inc. †	167,132
825	Zebra Technologies Corp., Class A †	25,525
1,000	Zygo Corp. †	11,560
		25,532,075
Materials — 3.8%
81	A Schulman, Inc.	1,376
2,500	Air Products & Chemicals, Inc.	190,925
1,020	Airgas, Inc.	65,096
1,875	AK Steel Holding Corp.	12,263
1,000	Albemarle Corp.	40,400
13,398	Alcoa, Inc.	128,219
1,050	Allegheny Technologies, Inc.	38,839
900	Allied Nevada Gold Corp. †	32,229
500	AM Castle & Co. †	5,470
1,000	AMCOL International Corp.	23,990
400	American Vanguard Corp.	4,464
850	Aptargroup, Inc.	37,970
50	Arch Chemicals, Inc.	2,346
1,017	Ashland, Inc.	44,890
348	Balchem Corp.	12,984
2,000	Ball Corp.	62,040
1,150	Bemis Co., Inc.	33,706
300	Buckeye Technologies, Inc.	7,233
700	Cabot Corp.	17,346
500	Carpenter Technology Corp.	22,445
2,000	Celanese Corp., Ser A, Class A	65,060
600	Century Aluminum Co. †	5,364
900	CF Industries Holdings, Inc.	111,051
1,004	Chemtura Corp. †	10,070
1,400	Cliffs Natural Resources, Inc.	71,638
1,110	Coeur d'Alene Mines Corp. †	23,798
1,300	Commercial Metals Co.	12,363
400	Compass Minerals International, Inc.	26,712
1,800	Core Molding Technologies, Inc. †	13,914
2,000	Crown Holdings, Inc. †	61,220
600	Cytec Industries, Inc.	21,084
100	Deltic Timber Corp.	5,968

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)
Shares		Value
Materials — 3.8% (continued)
400	Domtar Corp.	$27,268
12,861	Dow Chemical Co. (The)	288,858
700	Eastman Chemical Co.	47,971
2,800	Ecolab, Inc.	136,892
11,050	EI du Pont de Nemours & Co.	441,669
1,000	Ferro Corp. †	6,150
1,300	Flotek Industries, Inc. †	6,071
800	FMC Corp.	55,328
11,202	Freeport-McMoRan Copper & Gold, Inc.	341,101
1,000	Friedman Industries, Inc.	8,740
500	Globe Specialty Metals, Inc.	7,260
2,900	Graphic Packaging Holding Co. †	10,005
2,000	Headwaters, Inc. †	2,880
3,400	Hecla Mining Co. †	18,224
300	Horsehead Holding Corp. †	2,226
2,150	Huntsman Corp.	20,791
1,000	International Flavors & Fragrances, Inc.	56,220
4,542	International Paper Co.	105,601
400	Intrepid Potash, Inc. †	9,948
1,100	Louisiana-Pacific Corp. †	5,610
400	Martin Marietta Materials, Inc.	25,288
1,376	MeadWestvaco Corp.	33,795
1,000	Metals USA Holdings Corp. †	8,950
590	Minerals Technologies, Inc.	29,069
800	Molycorp, Inc. †	26,296
6,430	Monsanto Co.	386,057
1,900	Mosaic Co.	93,043
200	Myers Industries, Inc.	2,030
1,200	Nalco Holding Co.	41,976
100	NewMarket Corp.	15,187
5,350	Newmont Mining Corp.	336,515
100	NL Industries, Inc.	1,253
1,000	Noranda Aluminum Holding Corp. †	8,350
2,670	Nucor Corp.	84,479
770	Olin Corp.	13,868
1,475	Owens-Illinois, Inc. †	22,302
1,550	Packaging Corp. of America	36,115
1,000	PH Glatfelter Co.	13,210
1,000	PolyOne Corp.	10,710
2,100	PPG Industries, Inc.	148,386
3,600	Praxair, Inc.	336,528
1,000	Reliance Steel & Aluminum Co.	34,010
400	Rock-Tenn Co., Class A	19,472
600	Rockwood Holdings, Inc. †	20,214
600	Royal Gold, Inc.	38,436
1,300	RPM International, Inc.	24,310
700	Scotts Miracle-Gro Co. (The), Class A	31,220
1,300	Sealed Air Corp.	21,710
100	Senomyx, Inc. †	351
1,000	Sensient Technologies Corp.	32,550
1,080	Sherwin-Williams Co. (The)	80,266
1,200	Sigma-Aldrich Corp.	74,148
700	Silgan Holdings, Inc.	25,718
1,800	Solutia, Inc. †	23,130
775	Sonoco Products Co.	21,878
2,100	Southern Copper Corp.	52,479
500	Spartech Corp. †	1,600
2,800	Steel Dynamics, Inc.	27,776
1,600	Stillwater Mining Co. †	13,600
925	Temple-Inland, Inc.	29,017
192	Texas Industries, Inc.	6,094
1,273	Titanium Metals Corp.	19,070
500	UFP Technologies, Inc. †	7,205
50	United States Lime & Minerals, Inc. †	1,995
900	United States Steel Corp.	19,809
1,000	US Energy Corp. †	2,310

Shares		Value
Materials — 3.8% (continued)
1,200	US Gold Corp. †	$4,812
1,300	Valspar Corp.	40,573
1,000	Verso Paper Corp. †	1,670
3,200	Vista Gold Corp. †	10,688
944	Vulcan Materials Co.	26,017
700	Walter Energy, Inc.	42,007
1,300	Wausau Paper Corp.	8,307
400	Westlake Chemical Corp.	13,712
5,508	Weyerhaeuser Co.	85,649
1,000	Worthington Industries, Inc.	13,970
400	WR Grace & Co. †	13,320
50	Zep, Inc.	751
		5,374,537
Telecommunication Services — 3.1%
600	Alaska Communications Systems Group, Inc.	3,936
4,575	American Tower Corp., Class A †	246,135
70,224	AT&T, Inc.	2,002,789
200	Atlantic Telegraph-Network, Inc.	6,576
7,310	CenturyLink, Inc.	242,107
1,425	Cincinnati Bell, Inc. †	4,403
4,600	Clearwire Corp., Class A †	10,718
200	Cogent Communications Group, Inc. †	2,690
3,500	Crown Castle International Corp. †	142,345
10	FiberTower Corp. †	9
11,886	Frontier Communications Corp.	72,623
600	General Communication, Inc., Class A †	4,920
555	Global Crossing, Ltd. †	13,270
7,400	Globalstar, Inc. †	3,027
16	IDT Corp., Class B	326
1,500	Leap Wireless International, Inc. †	10,350
11,736	Level 3 Communications, Inc. †	17,487
3,700	MetroPCS Communications, Inc. †	32,227
500	Neutral Tandem, Inc. †	4,840
1,825	NII Holdings, Inc. †	49,184
2,600	PAETEC Holding Corp. †	13,754
1,200	SBA Communications Corp., Class A †	41,376
30,071	Sprint Nextel Corp. †	91,416
200	SureWest Communications	2,094
975	tw telecom, Inc., Class A †	16,107
400	USA Mobility, Inc.	5,280
33,559	Verizon Communications, Inc.	1,234,971
600	Vonage Holdings Corp. †	1,560
5,895	Windstream Corp.	68,736
		4,345,256
Utilities — 4.1%
7,860	AES Corp. (The) †	76,713
1,100	AGL Resources, Inc.	44,814
1,500	Alliant Energy Corp.	58,020
3,100	Ameren Corp.	92,287
5,780	American Electric Power Co., Inc.	219,756
2,500	American Water Works Co., Inc.	75,450
1,721	Aqua America, Inc.	37,122
1,100	Atmos Energy Corp.	35,695
1,000	Avista Corp.	23,850
1,000	Black Hills Corp.	30,640
6,000	Calpine Corp. †	84,480
4,600	CenterPoint Energy, Inc.	90,252
100	Central Vermont Public Service Corp.	3,521
400	Cleco Corp.	13,656
2,350	CMS Energy Corp.	46,506
3,250	Consolidated Edison, Inc.	185,315
1,900	Constellation Energy Group, Inc.	72,314
6,040	Dominion Resources, Inc.	306,651
1,500	DPL, Inc.	45,210

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Utilities — 4.1% (continued)
2,000	DTE Energy Co.	$98,040
14,882	Duke Energy Corp.	297,491
1,448	Dynegy, Inc., Class A †	5,966
3,050	Edison International	116,662
890	Energen Corp.	36,392
2,050	Entergy Corp.	135,894
7,924	Exelon Corp.	337,642
4,280	FirstEnergy Corp.	192,215
9,479	GenOn Energy, Inc. †	26,352
1,305	Great Plains Energy, Inc.	25,187
750	Hawaiian Electric Industries, Inc.	18,210
500	IDACORP, Inc.	18,890
700	Integrys Energy Group, Inc.	34,034
600	ITC Holdings Corp.	46,458
2,125	MDU Resources Group, Inc.	40,779
950	National Fuel Gas Co.	46,246
5,010	NextEra Energy, Inc.	270,640
500	Nicor, Inc.	27,505
3,215	NiSource, Inc.	68,737
2,000	Northeast Utilities	67,300
2,425	NRG Energy, Inc. †	51,434
1,290	NSTAR	57,805
3,150	NV Energy, Inc.	46,336
1,400	OGE Energy Corp.	66,906
1,325	Oneok, Inc.	87,503
1,000	Ormat Technologies, Inc.	16,080
2,650	Pepco Holdings, Inc.	50,138
4,850	PG&E Corp.	205,203
700	Piedmont Natural Gas Co., Inc.	20,223
1,300	Pinnacle West Capital Corp.	55,822
700	PNM Resources, Inc.	11,501
800	Portland General Electric Co.	18,952
7,150	PPL Corp.	204,061
3,291	Progress Energy, Inc.	170,211
5,350	Public Service Enterprise Group, Inc.	178,529
2,200	Questar Corp.	38,962
1,379	SCANA Corp.	55,781
3,050	Sempra Energy	157,075
9,800	Southern Co.	415,226
2,700	TECO Energy, Inc.	46,251
1,300	UGI Corp.	34,151
933	Vectren Corp.	25,266
950	Westar Energy, Inc.	25,099
350	WGL Holdings, Inc.	13,675
2,700	Wisconsin Energy Corp.	84,483
6,025	Xcel Energy, Inc.	148,757
		5,738,322
Total Common Stock (Cost $99,625,937)		139,018,024
RIGHTS — 0.0%
166	First Bancorp, Expires 2011 †	—

900	Fresenius Kabi Pharmaceuticals Holding, Inc., Expires 2011 † (b)	—

Total Rights (Cost $900)		—

WARRANTS — 0.0%
6	Krispy Kreme Doughnuts, Inc., Expires 2012 †	2
1	Magnum Hunter Resources Corp., Expires 2014 † (b)	—
	Total Warrants (Cost $0)	2

Shares		Value
SHORT-TERM INVESTMENT — 0.7%
933,548	Northern Institutional Government Select 0.01% (a)	$933,548

Total Short-Term Investment (Cost $933,548)		933,548

Total Investments — 99.9%
(Cost $100,560,385)‡		139,951,574
Other Assets & Liabilities, Net — 0.1%		140,410

NET ASSETS — 100.0%		$140,091,984

†	Non-income producing security.
‡	At September 30, 2011, the tax basis cost of the Fund's investments was $101,633,006, and the unrealized appreciation and depreciation were $50,848,361 and $(12,529,793) respectively.

(a)	Rate shown is the 7-day effective yield as of September 30, 2011.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2011, the total market value of these securities was $0, representing 0.0% of net assets.

PLC – Public Liability Company
REIT – Real Estate Investment Trust

As of September 30, 2011, all of the Fund’s investments were considered Level 1, except for Atherogenics, Inc., Bearingpoint, Inc., Building Material Holding Corp., California Coastal Communities, Inc., First Bancorp, Fresenius Kabi Pharmaceuticals Holding, Inc.,  Idearc, Inc., Jackson Hewitt Tax Service, Inc., Journal Register Co., Lear Corp., Magnum Hunter Resources Corp., Noble International, Ltd., Orleans Homebuilders, Inc. and SIRVA, Inc., which are Level 3.  Atherogenics, Inc., Bearingpoint, Inc., Building Material Holding Corp., California Coastal Communities, Inc., Fresenius Kabi Pharmaceuticals Holding, Inc.,  Idearc, Inc., Jackson Hewitt Tax Service, Inc., Journal Register Co., Lear Corp., Magnum Hunter Resources Corp., Noble International, Ltd., Orleans Homebuilders, Inc. and SIRVA, Inc. at September 30, 2011, were all valued at zero, and their values have remained zero thoughout the period ended September 30, 2011.

The following reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of January 1, 2011	$760
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases/sales	-
Transfer into Level 3	-
Transfer out of Level 3	(760)
Ending balance as of September 30, 2011	$-

For the period ended September 30, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

The transfer out of Level 3 assets was due to the expiration of BioFuel Energy Corporation rights on February 4, 2011.  On the expiration date, the value of the rights were $0.

Amounts designated as “—” are either $0, or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

WIL-QH-001-0600

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 116.9%
Consumer Discretionary — 12.8%
2,300	Abercrombie & Fitch Co., Class A(a)	$141,588
2,600	Advance Auto Parts, Inc.(a)	151,060
7,810	Autoliv, Inc. (a)	378,785
6,000	Bed Bath & Beyond, Inc. † (a)	343,860
5,300	Best Buy Co., Inc.(a)	123,490
9,750	CBS Corp., Class B(a)	198,705
12,800	Coach, Inc.(a)	663,424
17,200	Comcast Corp. Special, Class A(a)	359,480
13,870	Darden Restaurants, Inc.(a)	592,944
1,350	DeVry, Inc.(a)	49,896
5,750	Dick's Sporting Goods, Inc. † (a)	192,395
14,050	DIRECTV, Class A †	593,613
8,300	DISH Network Corp., Class A † (a)	207,998
4,250	Dollar Tree, Inc. † (a)	319,218
10,050	Foot Locker, Inc.(a)	201,905
29,500	Ford Motor Co. † (a)	285,265
7,650	GameStop Corp., Class A † (a)	176,715
12,650	Gannett Co., Inc.(a)	120,555
11,500	Gap, Inc. (The)(a)	186,760
3,200	Genuine Parts Co.(a)	162,560
11,800	H&R Block, Inc.(a)	157,058
21,170	Home Depot, Inc. (The)(a)	695,858
48,910	Interpublic Group of Cos., Inc. (The)(a)	352,152
28,520	Johnson Controls, Inc.(a)	752,071
8,450	Kohl's Corp.(a)	414,895
4,100	Lear Corp.(a)	175,890
41,600	Leggett & Platt, Inc.	823,263
8,650	Macy's, Inc.(a)	227,668
7,550	Mattel, Inc.(a)	195,470
4,750	McDonald's Corp.(a)	417,145
5,550	Meredith Corp.(a)	125,652
18,650	News Corp., Class A(a)	288,516
10,560	NIKE, Inc., Class B(a)	902,985
2,600	Omnicom Group, Inc.	95,784
3,200	O'Reilly Automotive, Inc. †	213,216
4,600	Penn National Gaming, Inc. † (a)	153,134
5,550	PetSmart, Inc.(a)	236,708
600	priceline.com, Inc. † (a)	269,676
2,400	Ross Stores, Inc.(a)	188,856
2,050	Stanley Black & Decker, Inc.(a)	100,655
41,590	Staples, Inc.	553,147
9,250	Starbucks Corp.(a)	344,933
13,990	Starwood Hotels & Resorts Worldwide, Inc.(a)	543,092
26,600	Thomson Reuters Corp.	719,264
6,890	Tiffany & Co.(a)	419,050
8,750	Time Warner, Inc.(a)	262,238
14,550	VF Corp.(a)	1,768,115
21,030	Viacom, Inc., Class B(a)	814,701
9,000	Walt Disney Co. (The)(a)	271,440
3,100	Whirlpool Corp.(a)	154,721
5,900	Williams-Sonoma, Inc.(a)	181,661
5,100	Wyndham Worldwide Corp.(a)	145,401
36,240	Yum! Brands, Inc.	1,789,893
		20,204,524
Consumer Staples — 14.3%
40,940	Altria Group, Inc.(a)	1,097,601
6,200	Archer-Daniels-Midland Co.	153,822
6,400	Campbell Soup Co.(a)	207,168
37,250	Coca-Cola Co. (The)(a)	2,516,610
2,000	Colgate-Palmolive Co.(a)	177,360
6,450	Constellation Brands, Inc., Class A † (a)	116,100

Shares		Value
Consumer Staples — 14.3% (continued)
2,000	Costco Wholesale Corp.(a)	$164,240
51,090	CVS Caremark Corp.(a)	1,715,602
14,250	Dr. Pepper Snapple Group, Inc.(a)	552,615
7,210	Estee Lauder Cos., Inc. (The), Class A(a)	633,326
7,200	Flowers Foods, Inc.(a)	140,112
3,350	Hansen Natural Corp. † (a)	292,422
2,750	Hershey Co. (The)(a)	162,910
11,300	Hormel Foods Corp.	305,326
3,200	JM Smucker Co. (The)(a)	233,248
12,990	Kellogg Co.(a)	690,938
12,850	Kraft Foods, Inc., Class A(a)	431,503
41,260	Kroger Co. (The)(a)	906,070
14,900	Lorillard, Inc.(a)	1,649,430
20,400	McCormick & Co., Inc.	941,664
9,340	Mead Johnson Nutrition Co., Class A	642,872
3,200	Molson Coors Brewing Co., Class B(a)	126,752
8,450	PepsiCo, Inc.(a)	523,055
34,200	Philip Morris International, Inc.(a)	2,133,396
58,130	Procter & Gamble Co. (The)(a)	3,672,654
5,400	Reynolds American, Inc.(a)	202,392
8,600	Safeway, Inc.(a)	143,018
16,550	SUPERVALU, Inc.	110,223
12,800	Tyson Foods, Inc., Class A(a)	222,208
4,150	Universal Corp.(a)	148,819
19,030	Walgreen Co.(a)	625,897
9,050	Wal-Mart Stores, Inc.(a)	469,695
7,600	Whole Foods Market, Inc.(a)	496,356
		22,605,404
Energy — 12.8%
7,920	Alpha Natural Resources, Inc. †	140,105
6,750	Apache Corp.(a)	541,620
2,900	Baker Hughes, Inc.(a)	133,864
6,230	Berry Petroleum Co., Class A(a)	220,417
2,900	BG Group PLC ADR(a)	276,660
5,270	Cameron International Corp. † (a)	218,916
4,000	Chesapeake Energy Corp.(a)	102,200
44,730	Chevron Corp.(a)	4,138,419
13,000	ConocoPhillips	823,160
29,250	Denbury Resources, Inc. † (a)	336,375
3,550	Devon Energy Corp.(a)	196,812
6,460	Ensco PLC ADR(a)	261,178
25,350	EQT Corp.(a)	1,352,676
55,940	Exxon Mobil Corp.(a)	4,062,922
13,440	Halliburton Co.(a)	410,189
2,900	Helmerich & Payne, Inc.	117,740
8,800	Hess Corp.(a)	461,648
7,700	HollyFrontier Corp.(a)	201,894
6,750	Marathon Oil Corp.(a)	145,665
11,145	Marathon Petroleum Corp.(a)	301,584
2,200	Murphy Oil Corp.(a)	97,152
10,350	National Oilwell Varco, Inc.(a)	530,127
2,100	Noble Energy, Inc.(a)	148,680
15,550	Occidental Petroleum Corp.(a)	1,111,825
5,750	Overseas Shipholding Group, Inc.(a)	79,005
9,800	Patterson-UTI Energy, Inc.(a)	169,932
5,400	Peabody Energy Corp.(a)	182,952
8,450	QEP Resources, Inc.(a)	228,742
21,300	Royal Dutch Shell PLC ADR, Class A	1,310,376
8,500	RPC, Inc.(a)	138,720
5,900	Schlumberger, Ltd.(a)	352,407
41,000	Seadrill Ltd.	1,128,730
3,700	SM Energy Co.(a)	224,405
7,800	Valero Energy Corp.(a)	138,684
		20,285,781

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 15.3%
26,400	Aflac, Inc.(a)	$922,680
4,050	Allstate Corp. (The)(a)	95,945
5,350	American Express Co.(a)	240,215
6,450	American Financial Group, Inc.(a)	200,402
3,950	Ameriprise Financial, Inc.(a)	155,472
2,850	Assurant, Inc.(a)	102,030
12,650	BancorpSouth, Inc.(a)	111,067
56,700	Bank of America Corp.	347,004
7,300	Bank of New York Mellon Corp. (The)(a)	135,707
11,200	Berkshire Hathaway, Inc., Class B † (a)	795,648
6,600	BlackRock, Inc., Class A	976,865
6,000	Capital One Financial Corp.(a)	237,780
31,170	CB Richard Ellis Group, Inc., Class A † (a)	419,548
35,730	Charles Schwab Corp. (The)(a)	402,677
3,050	Chubb Corp.(a)	182,970
54,459	Citigroup, Inc.(a)	1,395,239
3,070	CME Group, Inc., Class A(a)	756,448
7,300	CNA Financial Corp.(a)	164,031
4,000	Comerica, Inc.(a)	91,880
5,750	Commerce Bancshares, Inc.(a)	199,813
20,000	Cullen/Frost Bankers, Inc.	917,200
8,150	Discover Financial Services(a)	186,961
17,750	E*Trade Financial Corp. † (a)	161,703
10,670	Equity Residential(a)	553,453
10,800	Fifth Third Bancorp(a)	109,080
11,080	Goldman Sachs Group, Inc. (The)(a)	1,047,613
4,200	Greenhill & Co., Inc.(a)	120,078
6,700	HCP, Inc.(a)	234,902
9,750	Hospitality Properties Trust(a)	206,993
5,250	International Bancshares Corp.(a)	69,038
51,400	Invesco, Ltd.(a)	797,214
25,780	Investment Technology Group, Inc. † (a)	252,386
99,820	JPMorgan Chase & Co.(a)	3,006,577
62,320	KeyCorp(a)	369,558
7,650	Legg Mason, Inc.	196,682
15,250	Lincoln National Corp.(a)	238,358
4,750	Loews Corp.(a)	164,113
1,700	M&T Bank Corp.(a)	118,830
10,040	MetLife, Inc.(a)	281,220
29,320	MF Global Holdings, Ltd. † (a)	121,092
4,750	Morgan Stanley(a)	64,125
22,000	NASDAQ OMX Group, Inc. (The) † (a)	509,080
90,000	New York Community Bancorp, Inc.	1,070,999
10,000	Platinum Underwriters Holdings, Ltd.(a)	307,500
4,900	PNC Financial Services Group, Inc.(a)	236,131
3,050	Principal Financial Group, Inc.(a)	69,144
3,900	Prudential Financial, Inc.(a)	182,754
10,090	Public Storage(a)	1,123,521
82,100	Regions Financial Corp.(a)	273,393
3,000	Reinsurance Group of America, Inc., Class A(a)	137,850
4,500	State Street Corp.(a)	144,720
9,000	SunTrust Banks, Inc.(a)	161,550
3,000	T Rowe Price Group, Inc.	143,310
9,340	TD Ameritrade Holding Corp.(a)	137,345
12,550	U.S. Bancorp(a)	295,427
11,700	Unum Group(a)	245,232
10,810	Visa, Inc., Class A(a)	926,632
7,460	Waddell & Reed Financial, Inc., Class A(a)	186,575
34,750	Wells Fargo & Co.(a)	838,170
		24,139,930
Health Care — 14.3%
38,800	Abbott Laboratories(a)	1,984,231

Shares		Value
Health Care — 14.3% (continued)
4,000	Aetna, Inc.(a)	$145,400
4,500	Agilent Technologies, Inc. † (a)	140,625
8,190	Allergan, Inc.	674,692
27,500	Amarin Corp. PLC ADR † (a)	253,000
42,900	AmerisourceBergen Corp., Class A(a)	1,598,882
15,730	Amgen, Inc.(a)	864,364
12,340	Baxter International, Inc.(a)	692,768
9,150	Biogen Idec, Inc. † (a)	852,323
74,900	Boston Scientific Corp. † (a)	442,659
13,300	Bristol-Myers Squibb Co.	417,354
3,900	Cardinal Health, Inc.(a)	163,332
3,900	Cerner Corp. † (a)	267,228
4,550	CIGNA Corp.(a)	190,827
3,350	Cooper Cos., Inc. (The)(a)	265,153
10,250	Coventry Health Care, Inc. † (a)	295,303
3,900	Covidien PLC(a)	171,990
8,260	DENTSPLY International, Inc.(a)	253,499
7,900	Eli Lilly & Co.	292,063
5,750	Endo Pharmaceuticals Holdings, Inc. † (a)	160,943
11,320	Express Scripts, Inc., Class A †	419,632
14,200	Forest Laboratories, Inc. †	437,218
8,900	Health Net, Inc. † (a)	211,019
9,790	Hospira, Inc. † (a)	362,230
2,900	Humana, Inc.(a)	210,917
23,090	Johnson & Johnson(a)	1,471,064
10,400	Kindred Healthcare, Inc. † (a)	89,648
4,150	Kinetic Concepts, Inc. † (a)	273,444
2,700	McKesson Corp.(a)	196,290
4,450	Medicis Pharmaceutical Corp., Class A(a)	162,336
16,100	Merck & Co., Inc.(a)	526,631
8,200	Novo Nordisk ADR	816,064
9,120	Omnicare, Inc.(a)	231,922
11,650	Onyx Pharmaceuticals, Inc. † (a)	349,617
195,290	Pfizer, Inc.(a)	3,452,726
2,900	Stryker Corp.(a)	136,677
5,050	SXC Health Solutions Corp. † (a)	281,285
2,200	Techne Corp.(a)	149,622
9,150	Thermo Fisher Scientific, Inc. † (a)	463,356
23,070	UnitedHealth Group, Inc.(a)	1,063,988
10,100	Valeant Pharmaceuticals International, Inc.(a)	374,912
4,900	Watson Pharmaceuticals, Inc. † (a)	334,425
5,000	WellCare Health Plans, Inc. † (a)	189,900
4,350	WellPoint, Inc.(a)	283,968
		22,615,527
Industrials — 12.9%
2,900	3M Co.	208,191
9,480	Boeing Co. (The)	573,635
3,500	Carlisle Cos., Inc.(a)	111,580
20,830	Caterpillar, Inc.(a)	1,538,087
9,670	Cummins, Inc.(a)	789,652
22,410	Danaher Corp.(a)	939,875
9,760	Deere & Co.(a)	630,203
6,550	Deluxe Corp.(a)	121,830
3,500	Donaldson Co., Inc.(a)	191,800
3,100	Dover Corp.(a)	144,460
24,250	Eaton Corp.(a)	860,875
20,600	Emerson Electric Co.(a)	850,986
4,050	Expeditors International of Washington, Inc.(a)	164,228
9,550	Fastenal Co.(a)	317,824
2,950	FedEx Corp.(a)	199,656
4,130	Flowserve Corp.(a)	305,620
3,150	Gardner Denver, Inc.(a)	200,183

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 12.9% (continued)
5,450	General Cable Corp. † (a)	$127,258
3,000	General Dynamics Corp.	170,670
77,030	General Electric Co.(a)	1,173,937
7,200	Honeywell International, Inc.(a)	316,152
1	Huntington Ingalls Industries, Inc. † (a)	24
3,450	Illinois Tool Works, Inc.(a)	143,520
9,150	ITT Corp.(a)	384,300
4,640	Joy Global, Inc.(a)	289,443
6,550	Kennametal, Inc.(a)	214,447
1,700	L-3 Communications Holdings, Inc., Class 3(a)	105,349
4,700	Lockheed Martin Corp.(a)	341,408
3,200	MSC Industrial Direct Co., Class A(a)	180,672
5,000	Nordson Corp.(a)	198,700
7,700	Norfolk Southern Corp.(a)	469,854
3,750	Northrop Grumman Corp.	195,600
2,400	Parker Hannifin Corp.(a)	151,512
3,840	Precision Castparts Corp.	596,966
26,550	Raytheon Co.(a)	1,085,099
19,700	Republic Services, Inc., Class A(a)	552,782
2,100	Rockwell Automation, Inc.(a)	117,600
3,200	Ryder System, Inc.(a)	120,032
4,350	Snap-on, Inc.(a)	193,140
3,250	SPX Corp.(a)	147,258
3,950	Towers Watson & Co., Class A(a)	236,131
6,100	Trinity Industries, Inc.(a)	130,601
5,100	Tyco International, Ltd.(a)	207,825
24,770	Union Pacific Corp.(a)	2,022,965
2,350	United Parcel Service, Inc., Class B(a)	148,403
11,420	United Technologies Corp.(a)	803,511
3,700	URS Corp. † (a)	109,742
27,700	Waste Management, Inc.	901,912
9,950	Werner Enterprises, Inc.(a)	207,259
1,300	WW Grainger, Inc.(a)	194,402
		20,387,159
Information Technology — 21.0%
33,450	Accenture PLC, Class A	1,762,145
15,400	Activision Blizzard, Inc.(a)	183,260
4,000	Altera Corp.(a)	126,120
6,200	Analog Devices, Inc.(a)	193,750
8,650	AOL, Inc. † (a)	103,800
12,210	Apple, Inc. † (a)	4,654,207
20,100	Applied Materials, Inc.(a)	208,035
5,800	Automatic Data Processing, Inc.(a)	273,470
12,200	Avago Technologies, Ltd.(a)	399,794
14,000	AVX Corp.(a)	166,180
15,630	Broadcom Corp., Class A(a)	520,323
6,650	CA, Inc.	129,077
11,700	Check Point Software Technologies, Ltd. † (a)	617,292
28,750	Cisco Systems, Inc.(a)	445,338
14,490	Cognizant Technology Solutions Corp., Class A † (a)	908,523
58,290	Compuware Corp. † (a)	446,501
10,100	Corning, Inc.(a)	124,836
59,750	Dell, Inc. † (a)	845,463
25,910	DemandTec, Inc. † (a)	169,451
4,500	DST Systems, Inc.(a)	197,235
8,950	eBay, Inc. † (a)	263,936
9,000	Electronic Arts, Inc. † (a)	184,050
30,430	EMC Corp. † (a)	638,726
1,800	Factset Research Systems, Inc.(a)	160,146
14,950	Fidelity National Information Services, Inc.(a)	363,584
4,100	Global Payments, Inc.(a)	165,599

Shares		Value
Information Technology — 21.0% (continued)
4,370	Google, Inc., Class A † (a)	$2,247,840
7,200	Hewlett-Packard Co.(a)	161,640
6,650	IAC/InterActive Corp. † (a)	263,008
51,200	Intel Corp.(a)	1,092,096
13,950	International Business Machines Corp.(a)	2,441,668
7,900	Jabil Circuit, Inc.(a)	140,541
3,350	KLA-Tencor Corp.(a)	128,238
5,750	Lexmark International, Inc., Class A † (a)	155,423
400	Mastercard, Inc., Class A(a)	126,864
45,100	Microchip Technology, Inc.	1,403,061
98,100	Microsoft Corp.(a)	2,441,708
7,050	Molex, Inc.(a)	143,609
12,250	NCR Corp. † (a)	206,903
5,300	NetApp, Inc. † (a)	179,882
9,700	NeuStar, Inc., Class A † (a)	243,858
4,650	Novellus Systems, Inc. † (a)	126,759
64,510	Oracle Corp.(a)	1,854,016
4,900	Plantronics, Inc.(a)	139,405
54,850	QUALCOMM, Inc.(a)	2,667,355
7,800	SanDisk Corp. † (a)	314,730
23,840	Sapient Corp.(a)	241,738
13,390	SolarWinds, Inc. † (a)	294,848
7,200	Symantec Corp. † (a)	117,360
4,600	Tech Data Corp. † (a)	198,858
5,900	Teradata Corp. † (a)	315,827
5,100	Texas Instruments, Inc.(a)	135,915
13,000	Vishay Intertechnology, Inc. † (a)	108,680
6,662	VMware, Inc., Class A †	535,492
18,950	Western Digital Corp. † (a)	487,394
16,700	Xerox Corp.(a)	116,399
		33,281,956
Materials — 3.9%
7,750	Alcoa, Inc.(a)	74,168
5,050	Celanese Corp., Ser A, Class A(a)	164,277
3,590	CF Industries Holdings, Inc.(a)	442,969
3,200	Cliffs Natural Resources, Inc.(a)	163,744
8,100	Dow Chemical Co. (The)	181,926
19,420	Ecolab, Inc.(a)	949,443
7,750	EI du Pont de Nemours & Co.(a)	309,768
2,200	FMC Corp.(a)	152,152
6,450	Freeport-McMoRan Copper & Gold, Inc.(a)	196,403
7,750	International Paper Co.(a)	180,188
15,600	LyondellBasell Industries NV, Class A(a)	381,108
6,450	MeadWestvaco Corp.(a)	158,412
9,250	Newmont Mining Corp.(a)	581,824
1,350	PPG Industries, Inc.(a)	95,391
3,790	Praxair, Inc.	354,289
4,250	Reliance Steel & Aluminum Co.(a)	144,543
5,100	Sensient Technologies Corp.(a)	166,005
49,000	Southern Copper Corp.	1,224,509
3,050	United States Steel Corp.(a)	67,131
8,000	Weyerhaeuser Co.(a)	124,400
		6,112,650
Telecommunication Services — 3.6%
11,480	American Tower Corp., Class A † (a)	617,624
105,020	AT&T, Inc.(a)	2,995,171
22,319	CenturyLink, Inc.(a)	739,205
14,420	NII Holdings, Inc. † (a)	388,619
23,950	Verizon Communications, Inc.(a)	881,360
		5,621,979
Utilities — 6.0%
30,740	AES Corp. (The) † (a)	300,022
5,000	Alliant Energy Corp.(a)	193,400

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Utilities — 6.0% (continued)
15,420	American Electric Power Co., Inc.(a)	$586,268
9,550	CMS Energy Corp.(a)	188,995
2,600	Consolidated Edison, Inc.(a)	148,252
3,750	DTE Energy Co.(a)	183,825
19,800	Duke Energy Corp.	395,802
5,250	Edison International(a)	200,813
7,700	Entergy Corp.	510,433
6,150	Exelon Corp.(a)	262,052
2,100	FirstEnergy Corp.(a)	94,311
9,100	Great Plains Energy, Inc.(a)	175,630
7,200	IDACORP, Inc.(a)	272,016
4,050	Integrys Energy Group, Inc.(a)	196,911
12,600	ITC Holdings Corp.	975,618
23,100	NextEra Energy, Inc.	1,247,861
16,100	Oneok, Inc.(a)	1,063,244
8,150	Pepco Holdings, Inc.(a)	154,198
13,380	PG&E Corp.(a)	566,108
43,020	PPL Corp.(a)	1,227,790
2,950	Public Service Enterprise Group, Inc.(a)	98,442
4,450	Southern Co.(a)	188,547
8,700	Xcel Energy, Inc.(a)	214,803
		9,445,341
Total Common Stock (Cost $181,116,406)		184,700,251

SHORT-TERM INVESTMENT — 2.8%
4,466,248	Northern Trust Institutional Government Select 0.01% (b)	4,466,248

Total Short-Term Investment (Cost $4,466,248)		4,466,248

Total Investments — 119.7%
(Cost $185,582,654)‡		189,166,499
Other Assets & Liabilities, Net — (19.7)%		(31,136,553)

NET ASSETS — 100.0%		$158,029,946

†	Non-income producing security.
(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Rate shown is the 7-day effective yield as of September 30, 2011.
‡	At September 30, 2011, the tax basis proceeds of the Fund's investments were $185,582,654 , and the unrealized appreciation and depreciation were $16,373,880 and $(12,790,035) respectively.
ADR — American Depositary Receipt
PLC— Public Limited Company

As of September 30, 2011, all of the Fund’s investments were considered Level 1.

For the period ended September 30, 2011, there have been no transfers between Level 1 and Level 2 liabilities.

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2011
Schedule of securities sold short	(Unaudited)

Shares		Value
COMMON STOCK — (19.9)%
Consumer Discretionary — (2.6)%
7,150	Aeropostale, Inc. †	$77,292
1,250	Amazon.com, Inc. †	270,287
1,625	AMC Networks, Inc., Class A †	51,919
9,220	Brinker International, Inc. †	192,885
4,360	Buffalo Wild Wings, Inc. †	260,727
7,250	Cablevision Systems Corp., Class A	114,043
3,350	Choice Hotels International, Inc.	99,562
8,900	Collective Brands, Inc. †	115,344
4,250	DIRECTV, Class A †	179,563
8,090	Dunkin' Brands Group, Inc. †	224,092
6,900	Hanesbrands, Inc. †	172,569
5,550	J.C. Penney Co., Inc.	148,629
12,250	Liberty Media Corp. - Interactive, Class A †	180,933
4,550	Life Time Fitness, Inc. †	167,668
7,900	Marriott International, Inc., Class A	215,195
5,500	MDC Holdings, Inc.	93,170
3,000	Mohawk Industries, Inc. †	128,730
1,710	Netflix, Inc. †	193,504
4,560	Omnicom Group, Inc.	167,990
2,930	O'Reilly Automotive, Inc. †	195,226
4,700	Staples, Inc.	62,510
3,250	Tempur-Pedic International, Inc. †	170,983
8,500	Thor Industries, Inc.	188,275
3,550	Weight Watchers International, Inc.	206,788
3,100	WMS Industries, Inc. †	54,529
3,900	Yum! Brands, Inc.	192,621
		4,125,034
Consumer Staples — (1.7)%
11,080	Archer-Daniels-Midland Co.	274,895
8,500	Avon Products, Inc.	166,600
4,900	Church & Dwight Co., Inc.	216,580
3,800	Clorox Co.	252,054
660	Diamond Foods, Inc.	52,661
3,550	Energizer Holdings, Inc. †	235,862
5,600	HJ Heinz Co.	282,688
9,010	Hormel Foods Corp.	243,450
2,640	Kimberly-Clark Corp.	187,466
4,000	McCormick & Co., Inc.	184,640
2,650	Mead Johnson Nutrition Co., Class A	182,400
1,180	Ralcorp Holdings, Inc. †	90,518
18,030	SUPERVALU, Inc.	120,080
7,030	Sysco Corp.	182,077
13,270	Winn-Dixie Stores, Inc. †	78,558
		2,750,529
Energy — (1.6)%
4,250	Alpha Natural Resources, Inc. †	75,183
8,090	ConocoPhillips	512,258
8,900	Exterran Holdings, Inc. †	86,508
5,800	FMC Technologies, Inc. †	218,080
15,210	Forest Oil Corp. †	219,024
8,570	Helmerich & Payne, Inc.	347,942
6,000	Patriot Coal Corp. †	50,760
14,500	Quicksilver Resources, Inc. †	109,910
4,450	Range Resources Corp.	260,147
1,800	SEACOR Holdings, Inc.	144,378
13,400	Ultra Petroleum Corp. †	371,448
7,950	Williams Cos., Inc. (The)	193,503
		2,589,141
Financials — (2.4)%
2,750	Affiliated Managers Group, Inc. †	214,638
600	Alleghany Corp. †	173,100

Shares		Value
Financials — (2.4)% (continued)
7,800	Arthur J. Gallagher & Co.	$205,140
61,250	Bank of America Corp.	374,850
6,640	Digital Realty Trust, Inc.	366,262
6,850	Eaton Vance Corp.	152,550
16,260	Federated Investors, Inc., Class B	285,038
13,665	General Growth Properties, Inc.	165,347
2,600	Health Care REIT, Inc.	121,680
10,050	Interactive Brokers Group, Inc., Class A	139,997
18,570	Legg Mason, Inc.	477,434
450	Markel Corp. †	160,709
5,550	Northern Trust Corp.	194,139
6,800	Omega Healthcare Investors, Inc.	108,324
5,800	StanCorp Financial Group, Inc.	159,906
8,920	T Rowe Price Group, Inc.	426,107
		3,725,221
Health Care — (2.7)%
2,990	Acorda Therapeutics, Inc. †	59,680
3,100	Allergan, Inc.	255,378
1,800	Bio-Rad Laboratories, Inc., Class A †	163,386
8,940	Bristol-Myers Squibb Co.	280,537
8,400	Brookdale Senior Living, Inc., Class A †	105,336
11,020	Celgene Corp. †	682,357
5,900	Charles River Laboratories International, Inc. †	168,858
6,430	Eli Lilly & Co.	237,717
12,050	Emdeon, Inc., Class A †	226,420
3,100	Express Scripts, Inc., Class A †	114,917
5,970	Forest Laboratories, Inc. †	183,816
3,550	Henry Schein, Inc. †	220,136
11,550	Human Genome Sciences, Inc. †	146,570
2,450	IDEXX Laboratories, Inc. †	168,977
2,650	Laboratory Corp. of America Holdings †	209,483
4,800	Life Technologies Corp. †	184,464
3,300	Quest Diagnostics, Inc.	162,888
3,200	Regeneron Pharmaceuticals, Inc. †	186,240
3,810	St. Jude Medical, Inc.	137,884
6,050	VCA Antech, Inc. †	96,679
5,550	Warner Chilcott PLC, Class A †	79,365
2,810	Waters Corp. †	212,127
		4,283,215
Industrials — (2.9)%
3,240	3M Co.	232,600
4,800	Armstrong World Industries, Inc.	165,312
7,600	Babcock & Wilcox Co. †	148,580
5,500	BE Aerospace, Inc. †	182,105
2,450	Boeing Co. (The)	148,250
4,700	Copart, Inc. †	183,864
7,700	Corrections Corp. of America †	174,713
5,330	General Dynamics Corp.	303,224
2,250	Goodrich Corp.	271,530
5,900	Harsco Corp.	114,401
8,250	Iron Mountain, Inc.	260,865
3,000	Landstar System, Inc.	118,680
3,900	Lennox International, Inc.	100,542
6,090	Northrop Grumman Corp.	317,653
5,250	Owens Corning †	113,820
8,680	PACCAR, Inc.	293,558
10,800	Pitney Bowes, Inc.	203,040
1,600	Precision Castparts Corp.	248,736
3,250	Roper Industries, Inc.	223,958
20,510	Spirit Aerosystems Holdings, Inc., Class A †	327,134
3,250	Stericycle, Inc. †	262,340
7,800	Terex Corp. †	80,028

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core Plus Fund	September 30, 2011
Schedule of securities sold short	(Unaudited)

Shares		Value
Industrials — (2.9)% (continued)
10,600	UTi Worldwide, Inc.	$138,224
		4,613,157
Information Technology — (3.6)%
7,200	Accenture PLC, Class A	379,296
2,300	Alliance Data Systems Corp. †	213,210
3,250	ANSYS, Inc. †	159,380
19,200	ARM Holdings PLC ADR	489,599
4,700	Arrow Electronics, Inc. †	130,566
18,740	CA, Inc.	363,743
3,250	Citrix Systems, Inc. †	177,223
9,250	CoreLogic, Inc. †	98,698
4,800	Digital River, Inc. †	99,504
3,490	F5 Networks, Inc. †	247,965
9,200	Fair Isaac Corp.	200,836
4,350	Fiserv, Inc. †	220,850
11,150	Ingram Micro, Inc., Class A †	179,850
10,000	Intuit, Inc.	474,399
3,700	Itron, Inc. †	109,150
24,600	Marvell Technology Group, Ltd. †	357,438
5,100	Rackspace Hosting, Inc. †	174,114
13,300	Research In Motion, Ltd. †	269,990
6,200	Silicon Laboratories, Inc. †	207,762
13,930	Skyworks Solutions, Inc. †	249,904
8,600	Synopsys, Inc. †	209,496
7,900	VeriSign, Inc.	226,019
2,800	VMware, Inc., Class A †	225,064
5,550	Xilinx, Inc.	152,292
		5,616,348
Materials — (1.0)%
5,610	Dow Chemical Co. (The)	126,001
950	Martin Marietta Materials, Inc.	60,059
7,900	Nalco Holding Co.	276,342
7,350	Owens-Illinois, Inc. †	111,132
2,550	Praxair, Inc.	238,374
4,250	Royal Gold, Inc.	272,255
10,830	RPM International, Inc.	202,521
5,800	Sonoco Products Co.	163,734
4,740	Valspar Corp.	147,935
		1,598,353
Telecommunication Services — (0.4)%
15,800	America Movil SAB de CV ADR, Ser L	348,864
5,750	SBA Communications Corp., Class A †	198,260
7,890	Windstream Corp.	91,997
		639,121
Utilities — (1.0)%
9,500	Aqua America, Inc.	204,915
14,120	Duke Energy Corp.	282,259
2,560	Entergy Corp.	169,702
9,150	Hawaiian Electric Industries, Inc.	222,162
11,800	NV Energy, Inc.	173,578
6,500	UGI Corp.	170,755
3,600	WGL Holdings, Inc.	140,652
6,700	Wisconsin Energy Corp.	209,643
		1,573,666

Total Common Stock (Proceeds $34,172,475)		31,513,785
Total Securities Sold Short — (19.9%) (Proceeds $34,172,475)‡		$31,513,785

Percentages are based on Net Assets of $158,029,946.

†	Non-income producing security.

‡	At September 30, 2011, the tax basis proceeds of the Fund's securities sold short were $34,172,475 , and the unrealized appreciation and depreciation were $4,431,628 and $(1,772,938) respectively.

ADR — American Depositary Receipt
PLC— Public Limited Company
REIT — Real Estate Investment Trust

As of September 30, 2011, all of the Fund’s securities sold short were considered Level 1.

For the period ended September 30, 2011, there have been no transfers between Level 1 and Level 2 liabilities.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

WIL-QH-001-0600

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: November 28, 2011

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: November 28, 2011